Grandeur Peak Emerging Markets Opportunities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.51%)
Argentina (0.81%)
Globant SA(a)	24,017	$4,611,264

Bangladesh (0.80%)
Square Pharmaceuticals, Ltd.	1,635,320	4,560,361

Brazil (9.65%)
Arco Platform, Ltd., Class A(a)	110,316	3,501,430
Fleury SA	888,200	4,264,542
Hypera SA	680,200	4,037,887
Instituto Hermes Pardini SA	867,900	3,462,780
Locaweb Servicos de Internet SA(b)(c)	598,700	11,280,474
Magazine Luiza SA	544,000	2,497,584
Neogrid Participacoes SA(a)	2,019,000	3,306,327
Pagseguro Digital, Ltd., Class A(a)	184,581	9,035,240
Patria Investments, Ltd.(a)	172,710	3,082,874
Raia Drogasil SA	507,000	2,307,325
Smiles Fidelidade SA	507,500	1,973,828
TOTVS SA	607,700	3,136,573
Vasta Platform(a)	192,634	2,770,077
		54,656,941

China (21.74%)
AK Medical Holdings, Ltd.(b)(c)	978,000	1,753,970
Alibaba Group Holding, Ltd.(a)	97,000	3,078,249
ANTA Sports Products, Ltd.	283,000	4,660,596
Autohome, Inc., ADR	28,150	3,102,974
Baozun, Inc.(a)	317,500	4,218,749
CSPC Pharmaceutical Group, Ltd.	4,336,720	4,408,703
Fu Shou Yuan International Group, Ltd.	3,608,000	3,432,497
Hangzhou Robam Appliances Co., Ltd., Class A	840,700	4,994,609
Hangzhou Tigermed Consulting Co., Ltd., Class A	125,050	3,232,293
HUYA, Inc., ADR(a)	130,177	3,370,283
Jiangsu Hengrui Medicine Co., Ltd., Class A	175,080	2,801,748
Koolearn Technology Holding, Ltd.(a)(b)(c)	1,371,100	4,823,786
Li Ning Co., Ltd.	695,000	4,329,718
Man Wah Holdings, Ltd.	2,750,000	6,065,283
ManpowerGroup Greater China, Ltd.(c)	2,053,000	2,949,785
New Oriental Education & Technology Group, Inc., Sponsored ADR(a)	33,250	5,569,375
O2Micro International, Ltd., ADR(a)	205,957	1,843,315
Silergy Corp.	211,422	19,714,618
	Shares	Value (Note 2)
China (continued)
Suofeiya Home Collection Co., Ltd., Class A	2,107,600	$10,328,442
Tencent Holdings, Ltd.	50,900	4,535,358
TK Group Holdings, Ltd.	7,805,000	2,895,368
Trip.com Group, Ltd., ADR(a)	168,350	5,358,580
WuXi AppTec Co., Ltd., Class H(b)(c)	294,000	6,993,491
Wuxi Biologics Cayman, Inc.(a)(b)(c)	395,500	5,537,761
Yum China Holdings, Inc.	56,388	3,197,763
		123,197,314

Colombia (0.87%)
Parex Resources, Inc.(a)	324,731	4,913,818

Egypt (0.57%)
African Export-Import Bank, GDR	500,000	1,612,500
Integrated Diagnostics Holdings PLC(b)(c)	1,484,400	1,597,214
		3,209,714

Georgia (1.44%)
Bank of Georgia Group PLC(a)	185,712	2,913,054
Georgia Capital PLC(a)	186,468	1,285,105
TBC Bank Group PLC(a)	240,293	3,988,622
		8,186,781

Greece (1.90%)
JUMBO SA	262,100	4,105,782
Sarantis SA	603,670	6,644,524
		10,750,306

Hong Kong (2.72%)
Jacobson Pharma Corp., Ltd.(c)	11,362,000	1,538,215
JBM Healthcare, Ltd.(a)(d)	1,420,250	219,818
Plover Bay Technologies, Ltd.(c)	8,956,000	1,142,536
Techtronic Industries Co., Ltd.	351,000	5,243,371
Value Partners Group, Ltd.	3,399,400	2,245,638
Vitasoy International Holdings, Ltd.	1,156,383	5,032,671
		15,422,249

India (15.95%)
Avenue Supermarts, Ltd.(a)(b)(c)	62,000	2,249,309
Bajaj Finance, Ltd.	73,750	4,766,690
Castrol India, Ltd.	2,423,761	4,251,653
City Union Bank, Ltd.	1,672,766	3,878,020
Computer Age Management Services, Ltd.	162,236	3,943,045
EPL, Ltd.	787,821	2,641,144
Gulf Oil Lubricants India, Ltd.	213,607	2,007,417
Happiest Minds Technologies, Ltd.(a)	659,147	3,125,247
HCL Technologies, Ltd.	270,498	3,379,265
HDFC Bank, Ltd.(a)	336,858	6,428,458

	Shares	Value (Note 2)
India (continued)
Home First Finance Co India Lt(a)(b)(c)	231,644	$1,644,622
IndiaMart InterMesh, Ltd.(b)(c)	103,866	11,068,746
L&T Technology Services, Ltd.(b)(c)	164,252	5,468,278
Marico, Ltd.	345,835	1,967,620
Metropolis Healthcare, Ltd.(b)(c)	384,201	10,849,749
Mindtree, Ltd.	85,500	1,923,037
Nippon Life India Asset Management, Ltd.(b)(c)	487,426	2,146,179
Vaibhav Global, Ltd.	145,248	5,156,636
WNS Holdings, Ltd., ADR(a)	200,500	13,469,590
		90,364,705

Indonesia (3.00%)
Ace Hardware Indonesia Tbk PT	26,020,300	2,887,162
Arwana Citramulia Tbk PT	45,188,500	2,125,760
Bank Central Asia Tbk PT	1,271,500	3,058,124
Bank Tabungan Pensiunan Nasional Syariah	8,128,000	1,964,220
Selamat Sempurna Tbk PT	52,028,900	4,555,668
Ultrajaya Milk Industry & Trading Co. Tbk PT	22,365,800	2,405,438
		16,996,372

Kenya (0.64%)
Safaricom PLC	11,096,600	3,604,692

Malaysia (0.15%)
Scicom MSC Bhd	3,545,500	859,208

Mexico (1.26%)
Grupo Herdez SAB de CV	1,240,001	2,812,218
Regional SAB de CV(a)	1,048,200	4,304,477
		7,116,695

Philippines (3.15%)
Concepcion Industrial Corp.	1,861,792	786,122
Philippine Seven Corp.	1,023,000	2,170,393
Puregold Price Club, Inc.	5,718,300	4,273,143
Robinsons Land Corp.	6,894,000	2,711,488
Wilcon Depot, Inc.	21,691,900	7,923,455
		17,864,601

Poland (3.87%)
Allegro.eu SA(a)(b)(c)	105,054	2,072,850
Dino Polska SA(a)(b)(c)	162,813	11,433,819
LiveChat Software SA	229,374	6,873,294
PGS Software SA	426,467	1,528,114
		21,908,077

Russia (1.94%)
HeadHunter Group PLC, ADR	141,100	4,361,401
TCS Group Holding PLC, GDR(c)	64,357	2,654,408
	Shares	Value (Note 2)
Russia (continued)
Yandex NV, Class A(a)	63,102	$3,952,709
		10,968,518

Singapore (0.77%)

Riverstone Holdings, Ltd./Singapore	3,882,400	4,376,360

South Africa (2.54%)
Capitec Bank Holdings, Ltd.(a)	23,200	2,123,662
Clicks Group, Ltd.	216,900	3,563,733
Italtile, Ltd.	3,636,472	3,846,846
Transaction Capital, Ltd.(a)	3,071,128	4,863,164
		14,397,405

South Korea (7.30%)
Douzone Bizon Co., Ltd.	44,000	3,919,949
Ezwel Co., Ltd.	302,674	2,867,402
LEENO Industrial, Inc.	27,550	3,761,390
LG Household & Health Care, Ltd.	5,025	6,995,116
NAVER Corp.	13,560	4,137,579
Orion Corp./Republic of Korea	32,304	3,463,112
Ray Co. Ltd/KR(a)	43,000	2,135,082
Settle Bank, Inc./Korea	96,500	2,756,570
Suprema, Inc.(a)	68,000	1,750,608
Tokai Carbon Korea Co., Ltd.	75,124	9,563,101
		41,349,909

Taiwan (9.20%)
ASPEED Technology, Inc.	71,000	5,031,920
Bioteque Corp.	893,000	3,982,124
eMemory Technology, Inc.	98,000	2,391,321
FineTek Co., Ltd.	409,500	1,135,460
M31 Technology Corp.	164,000	1,946,307
momo.com, Inc.	178,000	5,002,499
Pacific Hospital Supply Co., Ltd.	500,384	1,175,856
Poya International Co., Ltd.	470,000	9,711,470
Rafael Microelectronics, Inc.	312,000	1,528,449
Realtek Semiconductor Corp.	273,000	4,391,650
Sporton International, Inc.	805,760	7,426,430
Voltronic Power Technology Corp.	184,608	8,409,963
		52,133,449

Thailand (1.42%)
Muangthai Capital PCL	1,779,000	3,890,078
Netbay PCL	1,489,000	1,229,636
TOA Paint Thailand PCL	2,776,000	2,957,212
		8,076,926

Turkey (0.17%)
DP Eurasia NV(a)(b)(c)	1,646,300	956,699

United States (2.71%)
FirstCash, Inc.	33,570	1,976,602
Frontage Holdings Corp.(a)(b)(c)	7,883,000	5,646,948

	Shares	Value (Note 2)
United States (continued)
Genpact, Ltd.	202,183	$7,739,565
		15,363,115

Vietnam (3.94%)
FPT Corp.	1,592,002	4,318,086
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	2,937,639	2,833,104
Lix Detergent JSC	437,310	968,004
Vietnam Dairy Products JSC	1,599,322	7,110,317
Vietnam Technological & Commercial Joint Stock Bank(a)	3,440,269	4,757,461
Vincom Retail JSC(a)	1,699,320	2,350,780
		22,337,752
TOTAL COMMON STOCKS
(Cost $357,829,050)		558,183,231

TOTAL INVESTMENTS (98.51%)
(Cost $357,829,050)		$558,183,231

Other Assets In Excess Of Liabilities (1.49%)		8,447,398

NET ASSETS (100.00%)		$566,630,629

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021, these securities had a total aggregate market value of $85,523,895, representing 15.09% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2021, the aggregate market value of these securities was $93,808,839, representing 16.56% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2021) (Unaudited)
Consumer	31.4%
Technology	29.6%
Health Care	12.9%
Financials	12.1%
Industrials	9.2%
Energy & Materials	3.0%
0.3%
Cash, Cash Equivalents, & Other Net Assets	1.5%
Total	100%

Industry Composition
IT Services	11.7%
Semiconductors & Semiconductor Equipment	8.9%
Banks	6.9%
Food & Staples Retailing	4.6%
Software	4.0%
Life Sciences Tools & Services	3.8%
Household Durables	3.8%
Food Products	3.7%
Professional Services	3.6%
Diversified Consumer Services	3.6%
Health Care Providers & Services	3.6%
Internet & Direct Marketing Retail	3.5%
Specialty Retail	3.3%
Pharmaceuticals	3.1%
Interactive Media & Services	2.8%
Personal Products	2.8%
Consumer Finance	2.7%
Textiles, Apparel & Luxury Goods	2.5%
Health Care Equipment & Supplies	2.4%
Multiline Retail	2.2%
Trading Companies & Distributors	2.0%
Electrical Equipment	1.7%
Chemicals	1.6%
Capital Markets	1.6%
Machinery	1.4%
Other Industries (each less than 1%)	7.1%
Cash and Other Assets, Less Liabilities	1.5%
Total	100%

Grandeur Peak Global Contrarian Fund

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.91%)
Australia (3.40%)
Fiducian Group, Ltd.	163,235	$761,756
QANTM Intellectual Property, Ltd.	371,248	309,090
		1,070,846

Austria (0.50%)
Schoeller-Bleckmann Oilfield Equipment AG	4,200	157,666

Bangladesh (0.82%)
Square Pharmaceuticals, Ltd.	92,390	257,645

Belgium (0.69%)
X-Fab Silicon Foundries SE(a)(b)(c)	27,095	218,988

Brazil (2.08%)
Smiles Fidelidade SA	169,000	657,294

Britain (8.80%)
Ascential PLC(a)	53,707	243,200
B&M European Value Retail SA	54,752	400,207
City of London Investment Group PLC	46,967	299,878
Clinigen Group PLC	15,200	158,477
K3 Capital Group PLC	132,654	458,023
On the Beach Group PLC(a)(b)(c)	68,888	311,004
Oxford Immunotec Global PLC(a)	10,165	222,105
Premier Miton Group PLC	122,083	239,091
Sabre Insurance Group PLC(b)(c)	66,717	231,602
Volution Group PLC(a)	52,729	210,354
		2,773,941

Canada (4.25%)
BioSyent, Inc.(a)	71,087	410,262
Guardian Capital Group, Ltd.	30,292	615,907
Kirkland Lake Gold, Ltd.	8,142	312,882
		1,339,051

China (3.19%)

Hangzhou Robam Appliances Co., Ltd., Class A	38,600	229,323
TK Group Holdings, Ltd.	1,146,000	425,124
Xin Point Holdings, Ltd.(c)	553,000	353,239
		1,007,686

Colombia (0.73%)
Parex Resources, Inc.(a)	15,214	230,218
	Shares	Value (Note 2)
France (4.53%)
Alten SA(a)	1,400	$147,405
Neurones	16,588	472,419
Rothschild & Co.(a)	7,885	269,142
Thermador Groupe	2,347	207,740
Wavestone(a)	9,014	330,548
		1,427,254

Georgia (0.87%)
Bank of Georgia Group PLC(a)	8,420	132,075
TBC Bank Group PLC(a)	8,644	143,482
		275,557

Germany (2.70%)
Aroundtown SA	42,840	297,407
Grand City Properties SA	12,917	320,839
Norma Group SE	4,641	231,929
		850,175

Greece (1.94%)
Kri-Kri Milk Industry SA	46,738	377,108
Sarantis SA	21,322	234,689
		611,797

Hong Kong (2.07%)
Jacobson Pharma Corp., Ltd.(c)	1,112,000	150,545
JBM Healthcare, Ltd.(a)(d)	139,000	21,514
Plover Bay Technologies, Ltd.(c)	3,777,000	481,840
		653,899

India (4.99%)
Castrol India, Ltd.	109,264	191,666
City Union Bank, Ltd.	94,500	219,082
Cyient, Ltd.	31,500	260,575
Gulf Oil Lubricants India, Ltd.	20,817	195,632
HCL Technologies, Ltd.	14,988	187,241
Time Technoplast, Ltd.	361,811	257,702
WNS Holdings, Ltd., ADR(a)	3,894	261,600
		1,573,498

Indonesia (2.26%)
Selamat Sempurna Tbk PT	2,837,700	248,470
Ultrajaya Milk Industry & Trading Co. Tbk PT	2,216,500	238,384
Uni-Charm Indonesia Tbk PT	2,256,100	225,597
		712,451

Ireland (1.04%)
Irish Residential Properties
REIT PLC	186,406	327,103

Italy (1.75%)
Banca Sistema SpA(b)(c)	119,982	239,082
Piovan SpA(b)(c)	46,469	312,512
		551,594

	Shares	Value (Note 2)
Japan (14.51%)
Beenos, Inc.	19,400	$410,690
Central Automotive Products, Ltd.	11,700	290,041
geechs, Inc.(a)	20,100	302,639
Japan Lifeline Co., Ltd.	21,800	314,536
Medikit Co., Ltd.	7,000	212,540
Naigai Trans Line, Ltd.	33,400	381,919
Nikkon Holdings Co., Ltd.	12,600	254,272
Open Door, Inc.(a)	21,100	352,729
Seria Co., Ltd.	26,800	933,203
Sundrug Co., Ltd.	3,800	150,762
Synchro Food Co., Ltd.(a)	59,100	186,385
Trancom Co., Ltd.	6,000	469,013
YAMADA Consulting Group Co., Ltd.	35,000	318,429
		4,577,158

Mexico (0.77%)
Regional SAB de CV(a)	58,900	241,875

Netherlands (0.81%)
Aalberts NV	5,643	254,745

New Zealand (0.83%)
a2 Milk Co., Ltd.(a)	31,884	262,947

Norway (0.79%)
Sbanken ASA(a)(b)(c)	31,637	248,883

Oman (0.74%)
Tethys Oil AB	37,576	233,750

Philippines (1.41%)
Concepcion Industrial Corp.	281,800	118,987
Pryce Corp.	2,663,600	324,887
		443,874

Singapore (1.59%)
Riverstone Holdings, Ltd./Singapore	444,800	501,392

South Africa (0.40%)
Italtile, Ltd.	118,471	125,325

South Korea (0.93%)
Tokai Carbon Korea Co., Ltd.	2,314	294,567

Sweden (0.54%)
Beijer Alma AB	10,600	171,118

Taiwan (5.13%)
Bioteque Corp.	122,000	544,030
FineTek Co., Ltd.	52,000	144,185
Fuzetec Technology Co., Ltd.	150,000	245,414
Pacific Hospital Supply Co., Ltd.	135,000	317,238
	Shares	Value (Note 2)
Taiwan (continued)
Tehmag Foods Corp.	42,000	$368,633
		1,619,500

United Arab Emirates (1.00%)
Aramex PJSC	265,000	316,822

United States (16.38%)
4imprint Group PLC(a)	9,802	320,189
Bank of NT Butterfield & Son, Ltd.	20,999	638,580
Barrett Business Services, Inc.	12,301	775,578
Esquire Financial Holdings, Inc.(a)	13,139	290,109
Hackett Group, Inc.	41,670	567,545
Healthcare Services Group, Inc.	7,325	237,477
Hingham Institution For Savings The	1,066	233,731
Kimball International, Inc., Class B	38,525	465,767
LGI Homes, Inc.(a)	3,650	389,492
Samsonite International SA(a)(b)	163,200	234,668
Systemax, Inc.	10,374	398,672
TriMas Corp.(a)	7,167	226,836
WW Grainger, Inc.	1,063	387,347
		5,165,991

Vietnam (4.47%)
FPT Corp.	145,643	395,037
Hoa Phat Group JSC	146,880	248,326
Vietnam Dairy Products JSC	107,988	480,096
Vietnam Technological & Commercial Joint Stock Bank(a)	208,000	287,638
		1,411,097

TOTAL COMMON STOCKS
(Cost $27,184,418)		30,565,707

TOTAL INVESTMENTS (96.91%)
(Cost $27,184,418)		$30,565,707

Other Assets In Excess Of Liabilities (3.09%)		975,653

NET ASSETS (100.00%)		$31,541,360

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021, these securities had a total aggregate market value of $1,796,739, representing 5.70% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2021, the aggregate market value of these securities was $2,782,363, representing 8.82% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2021) (Unaudited)
Industrials	22.7%
Consumer	20.9%
Financials	19.1%
Technology	17.8%
Health Care	9.7%
Energy & Materials	6.7%
Cash, Cash Equivalents, & Other Net Assets	3.1%
Total	100%
Industry Composition
Banks	7.7%
IT Services	7.5%
Capital Markets	6.9%
Health Care Equipment & Supplies	6.7%
Professional Services	5.9%
Food Products	5.5%
Machinery	5.1%
Multiline Retail	4.2%
Media	3.9%
Internet & Direct Marketing Retail	3.4%
Trading Companies & Distributors	3.2%
Pharmaceuticals	2.7%
Oil, Gas & Consumable Fuels	2.5%
Road & Rail	2.3%
Commercial Services & Supplies	2.2%
Real Estate Management & Development	2.0%
Household Durables	2.0%
Auto Components	1.9%
Metals & Mining	1.8%
Semiconductors & Semiconductor Equipment	1.6%
Communications Equipment	1.5%
Chemicals	1.2%
Marine	1.2%
Building Products	1.1%
Equity Real Estate Investment Trusts (REITs)	1.0%
Air Freight & Logistics	1.0%
Other Industries (each less than 1%)	10.9%
Cash and Other Assets, Less Liabilities	3.1%
Total	100%

Grandeur Peak Global Micro Cap Fund

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.72%)
Australia (6.41%)
Australian Ethical Investment, Ltd.	57,454	$305,614
Fiducian Group, Ltd.	190,828	890,522
Kogan.com, Ltd.	79,111	1,079,949
Mainstream Group Holdings, Ltd.	411,253	298,038
National Storage REIT	257,787	374,772
People Infrastructure, Ltd.	76,774	200,342
Redbubble, Ltd.(a)	38,500	195,274
Temple & Webster Group, Ltd.(a)	27,368	237,245
		3,581,756

Belgium (0.50%)
X-Fab Silicon Foundries SE(a)(b)(c)	34,819	281,415

Brazil (1.25%)
Locaweb Servicos de Internet SA(b)(c)	18,100	341,033
Neogrid Participacoes SA(a)	220,300	360,765
		701,798

Britain (11.73%)
AB Dynamics PLC	13,514	369,613
Bytes Technology Group PLC(a)	38,057	187,717
City of London Investment Group PLC	45,756	292,146
Curtis Banks Group PLC	78,479	248,389
CVS Group PLC(a)	31,500	659,112
dotdigital group PLC	129,000	313,134
Impax Asset Management Group PLC	93,518	1,023,583
JTC PLC(b)(c)	60,251	501,920
K3 Capital Group PLC	277,632	958,598
Keystone Law Group PLC	23,672	186,496
On the Beach Group PLC(a)(b)(c)	65,000	293,451
Oxford Immunotec Global PLC(a)	21,683	473,773
Premier Miton Group PLC	195,845	383,548
Tracsis PLC	19,300	171,885
Volution Group PLC(a)	86,601	345,482
XPS Pensions Group PLC(c)	90,380	148,004
		6,556,851

Canada (1.03%)
Guardian Capital Group, Ltd.	18,600	378,182
Pivotree, Inc.(a)	17,100	157,126
WeCommerce Holdings, Ltd.(a)	1,906	39,871
		575,179
	Shares	Value (Note 2)
China (1.91%)
O2Micro International, Ltd., ADR(a)	32,999	$295,341
TK Group Holdings, Ltd.	2,086,000	773,830
		1,069,171

Finland (2.51%)
Musti Group Oyj	44,964	1,405,912

France (3.88%)
Esker SA	3,700	985,426
Neurones	9,400	267,708
Sidetrade(a)	1,250	195,685
Thermador Groupe	5,874	519,925
Wavestone(a)	5,447	199,744
		2,168,488

Georgia (0.33%)
TBC Bank Group PLC(a)	11,050	183,419

Germany (6.12%)
Deutsche Industrie REIT AG	9,460	185,910
Exasol AG(a)	28,865	801,975
Fashionette AG(a)	8,944	377,718
Home24 SE(a)	23,939	614,964
Marley Spoon AG(a)	111,136	215,754
Nexus AG	3,900	251,244
Westwing Group AG(a)	21,739	971,772
		3,419,337

Greece (3.50%)
Kri-Kri Milk Industry SA	83,721	675,507
Sarantis SA	116,542	1,282,764
		1,958,271

Hong Kong (0.71%)
Jacobson Pharma Corp., Ltd.(c)	894,600	121,113
JBM Healthcare, Ltd.(a)(d)	111,825	17,308
Plover Bay Technologies, Ltd.(c)	2,008,000	256,165
		394,586

India (7.92%)
Amrutanjan Health Care, Ltd.	46,961	317,349
Cyient, Ltd.	23,640	195,555
EPL, Ltd.	72,500	243,054
Gulf Oil Lubricants India, Ltd.	26,217	246,380
Happiest Minds Technologies, Ltd.(a)	43,552	206,495
IndiaMart InterMesh, Ltd.(b)(c)	9,465	1,008,662
Metropolis Healthcare, Ltd.(b)(c)	18,316	517,240
Vaibhav Global, Ltd.	33,320	1,182,936
Westlife Development, Ltd.(a)	80,521	511,938
		4,429,609

Indonesia (1.49%)
Arwana Citramulia Tbk PT	7,920,100	372,578

	Shares	Value (Note 2)
Indonesia (continued)
Selamat Sempurna Tbk PT	5,271,800	$461,600
		834,178

Ireland (0.93%)
Irish Residential Properties REIT PLC	137,000	240,406
Uniphar PLC	90,411	279,781
		520,187

Israel (0.31%)
Max Stock, Ltd.(a)	41,382	173,747

Italy (0.57%)
Piovan SpA(b)(c)	47,181	317,301

Japan (13.33%)
Atrae, Inc.(a)	3,700	95,658
Beenos, Inc.	12,000	254,036
Central Automotive Products, Ltd.	10,900	270,209
Charm Care Corp.	42,100	531,980
Creema, Ltd.(a)	5,800	287,937
eGuarantee, Inc.	18,800	417,829
M&A Capital Partners Co., Ltd.(a)	22,400	1,099,231
MarkLines Co., Ltd.	9,100	214,749
Medikit Co., Ltd.	4,000	121,451
Meinan M&A Co., Ltd.	6,800	195,408
Open Door, Inc.(a)	58,100	971,260
Strike Co., Ltd.	4,000	171,595
Synchro Food Co., Ltd.(a)	54,800	172,824
System Information Co., Ltd.	22,000	237,267
Syuppin Co., Ltd.	31,800	281,448
TeamSpirit, Inc.(a)	9,500	186,728
TerraSky Co., Ltd.(a)	2,400	82,213
Trancom Co., Ltd.	2,700	211,056
User Local, Inc.(a)	3,300	127,777
Vega Corp. Co., Ltd.	32,300	678,817
WDB coco Co., Ltd.	5,700	242,375
YAKUODO Holdings Co., Ltd.	25,000	599,671
		7,451,519

Netherlands (0.71%)
Shop Apotheke Europe NV(a)(b)(c)	1,702	397,343

New Zealand (0.42%)
CBL Corp., Ltd.(a)(d)	159,993	0
NZX, Ltd.	159,502	234,397
		234,397

Norway (2.17%)
24sevenoffice Scandinavia AB(a)	40,300	221,362
Medistim ASA	7,989	237,688
Sbanken ASA(a)(b)(c)	16,631	130,833
	Shares	Value (Note 2)
Norway (continued)
Self Storage Group ASA(a)	227,748	$626,228
		1,216,111

Oman (0.34%)
Tethys Oil AB	30,300	188,488

Philippines (1.33%)
Concepcion Industrial Corp.	334,770	141,353
Pryce Corp.	3,937,000	480,207
Wilcon Depot, Inc.	335,000	122,366
		743,926

Poland (0.67%)
LiveChat Software SA	6,400	191,779
PGS Software SA	51,047	182,911
		374,690

Singapore (0.69%)
Riverstone Holdings, Ltd./Singapore	343,600	387,316

South Korea (1.88%)
Ezwel Co., Ltd.	17,000	161,051
LEENO Industrial, Inc.	1,500	204,794
MegaStudyEdu Co., Ltd.	2,818	104,279
Ray Co. Ltd/KR(a)	3,800	188,682
Suprema, Inc.(a)	4,500	115,849
Tokai Carbon Korea Co., Ltd.	2,181	277,636
		1,052,291

Sweden (6.61%)
KNOW IT AB(a)	19,882	668,579
Lyko Group AB(a)(c)	5,800	215,167
OEM International AB, Class
B(a)	13,485	500,938
Sdiptech AB(a)	8,000	256,470
SwedenCare AB	40,385	1,604,516
Vitec Software Group AB, Class B	12,599	450,766
		3,696,436

Taiwan (3.90%)
Bioteque Corp.	130,000	579,705
FineTek Co., Ltd.	73,150	202,830
Fuzetec Technology Co., Ltd.	209,000	341,943
Poya International Co., Ltd.	16,000	330,603
Sporton International, Inc.	43,725	402,999
Tehmag Foods Corp.	13,300	116,734
Tofu Restaurant Co., Ltd.	36,050	207,624
		2,182,438

Thailand (0.81%)
Humanica PCL	935,000	349,067
Netbay PCL	125,000	103,227
		452,294

	Shares	Value (Note 2)
United States (12.11%)
4imprint Group PLC(a)	18,498	$604,250
Barrett Business Services, Inc.	6,750	425,587
Castle Biosciences, Inc.(a)	3,300	220,539
Coastal Financial Corp.(a)	12,400	245,520
Esquire Financial Holdings, Inc.(a)	14,010	309,341
Hackett Group, Inc.	15,192	206,915
Heska Corp.(a)	3,666	613,542
Joint Corp.(a)	54,024	1,757,401
LeMaitre Vascular, Inc.	10,200	490,212
MaxCyte, Inc.(a)	74,400	682,989
ProntoForms Corp.(a)	130,100	142,436
Systemax, Inc.	23,125	888,694
Transcat, Inc.(a)	4,993	182,594
		6,770,020

Vietnam (0.65%)
Lix Detergent JSC	163,520	361,958

TOTAL COMMON STOCKS
(Cost $31,766,060)		54,080,432

TOTAL INVESTMENTS (96.72%)
(Cost $31,766,060)		$54,080,432

Other Assets In Excess Of Liabilities (3.28%)		1,831,972

NET ASSETS (100.00%)		$55,912,404

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021, these securities had a total aggregate market value of $3,789,198, representing 6.78% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2021, the aggregate market value of these securities was $4,529,647, representing 8.10% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2021) (Unaudited)
Consumer	27.3%
Technology	19.1%
Health Care	18.4%
Industrials	16.1%
Financials	13.7%
Energy & Materials	2.1%
Cash, Cash Equivalents, & Other Net Assets	3.3%
Total	100%

Industry Composition
Internet & Direct Marketing Retail	12.3%
Software	9.8%
Capital Markets	9.7%
Health Care Providers & Services	7.1%
Trading Companies & Distributors	5.6%
Health Care Equipment & Supplies	5.5%
Professional Services	4.8%
IT Services	4.0%
Pharmaceuticals	3.7%
Specialty Retail	3.1%
Personal Products	2.3%
Textiles, Apparel & Luxury Goods	2.1%
Machinery	2.0%
Semiconductors & Semiconductor Equipment	1.9%
Commercial Services & Supplies	1.6%
Banks	1.6%
Building Products	1.5%
Auto Components	1.5%
Equity Real Estate Investment Trusts (REITs)	1.4%
Food Products	1.4%
Hotels, Restaurants & Leisure	1.3%
Biotechnology	1.2%
Oil, Gas & Consumable Fuels	1.2%
Diversified Financial Services	1.2%
Media	1.1%
Food & Staples Retailing	1.1%
Other Industries (each less than 1%)	6.8%
Cash and Other Assets, Less Liabilities	3.3%
Total	100%

Grandeur Peak Global Opportunities Fund
PORTFOLIO OF INVESTMENTS
January 31, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.31%)
Argentina (0.52%)
Globant SA(a)	24,775	$4,756,800

Australia (0.84%)
Fiducian Group, Ltd.	182,850	853,292
Kogan.com, Ltd.	384,707	5,251,660
National Storage REIT	1,111,978	1,616,600
		7,721,552

Bangladesh (0.25%)
Square Pharmaceuticals, Ltd.	828,229	2,309,654

Belgium (1.45%)
Melexis NV	49,626	5,547,558
Warehouses De Pauw CVA	118,567	4,257,197
X-Fab Silicon Foundries SE(a)(b)(c)	442,506	3,576,435
		13,381,190

Brazil (2.21%)
Fleury SA	873,700	4,194,923
Locaweb Servicos de Internet SA(b)(c)	226,400	4,265,741
Neogrid Participacoes SA(a)	2,950,700	4,832,085
Pagseguro Digital, Ltd., Class A(a)	116,118	5,683,976
Patria Investments, Ltd.(a)	78,383	1,399,137
		20,375,862

Britain (15.67%)
AB Dynamics PLC	67,600	1,848,883
Ascential PLC(a)	1,826,939	8,272,868
B&M European Value Retail SA	2,334,828	17,066,328
Bytes Technology Group PLC(a)	437,194	2,156,468
City of London Investment Group PLC	385,203	2,459,473
Curtis Banks Group PLC	388,399	1,229,296
CVS Group PLC(a)	689,662	14,430,622
Dechra Pharmaceuticals PLC	444,923	21,932,442
Diploma PLC	152,747	4,826,574
Endava PLC, ADR(a)	226,518	17,908,513
FDM Group Holdings PLC	177,400	2,426,162
Impax Asset Management Group PLC	263,921	2,888,696
JTC PLC(b)(c)	482,638	4,020,606
K3 Capital Group PLC	865,551	2,988,544
On the Beach Group PLC(a)(b)(c)	960,284	4,335,323
Oxford Immunotec Global PLC(a)	265,132	5,793,134
Premier Miton Group PLC	1,601,250	3,135,931
Sabre Insurance Group PLC(b)(c)	974,131	3,381,607
	Shares	Value (Note 2)
Britain (continued)
Sanne Group PLC	448,674	$3,392,308
Softcat PLC	272,568	5,612,497
St. James's Place PLC	441,895	7,072,054
Ultra Electronics Holdings PLC	111,548	3,038,965
Volution Group PLC(a)	1,006,553	4,015,492
		144,232,786

Canada (1.91%)
Gildan Activewear, Inc.	345,100	8,622,440
Guardian Capital Group, Ltd.	111,700	2,271,124
Pivotree, Inc.(a)	192,000	1,764,223
Richelieu Hardware, Ltd.	168,565	4,939,300
		17,597,087

China (6.41%)
CSPC Pharmaceutical Group, Ltd.	2,758,920	2,804,714
Hangzhou Robam Appliances Co., Ltd., Class A	741,700	4,406,449
Li Ning Co., Ltd.	422,000	2,628,980
Man Wah Holdings, Ltd.	3,746,200	8,262,459
O2Micro International, Ltd., ADR(a)	230,060	2,059,037
Silergy Corp.	222,352	20,733,815
Suofeiya Home Collection Co., Ltd., Class A	1,703,500	8,348,121
Trip.com Group, Ltd., ADR(a)	127,708	4,064,946
WuXi AppTec Co., Ltd., Class H(b)(c)	239,680	5,701,360
		59,009,881
Egypt (0.11%)
Integrated Diagnostics Holdings PLC(b)(c)	933,600	1,004,554

Finland (0.94%)
Musti Group Oyj	276,174	8,635,274

France (4.41%)
Alten SA(a)	60,082	6,325,982
BioMerieux	24,847	3,840,977
Esker SA	35,947	9,573,808
Neurones	109,510	3,118,794
Rothschild & Co.(a)	77,766	2,654,422
Thermador Groupe	73,248	6,483,402
Virbac SA(a)	26,952	7,015,769
Wavestone(a)	41,747	1,530,883
		40,544,037

Georgia (0.58%)
Bank of Georgia Group PLC(a)	92,641	1,453,155
Georgia Capital PLC(a)	300,557	2,071,387
TBC Bank Group PLC(a)	110,932	1,841,359
		5,365,901

Germany (7.11%)
Dermapharm Holding SE	113,975	8,030,519

	Shares	Value (Note 2)
Germany (continued)
Exasol AG(a)	208,200	$5,784,554
Fashionette AG(a)	160,243	6,767,298
Grand City Properties SA	148,367	3,685,214
Home24 SE(a)	129,187	3,318,660
Nagarro SE(a)	24,847	2,273,538
Nexus AG	82,624	5,322,760
Norma Group SE	213,223	10,655,587
PATRIZIA AG	131,095	3,993,817
PharmaSGP Holding SE(a)	159,300	4,218,431
QIAGEN NV(a)	119,863	6,490,581
Westwing Group AG(a)	108,845	4,865,564
		65,406,523

Hong Kong (0.36%)
Jacobson Pharma Corp., Ltd.(c)	4,850,000	656,605
JBM Healthcare, Ltd.(a)(d)	606,250	93,832
Vitasoy International Holdings, Ltd.	584,000	2,541,614
		3,292,051

India (4.36%)
EPL, Ltd.	222,500	745,924
Gulf Oil Lubricants India, Ltd.	173,167	1,627,374
HCL Technologies, Ltd.	294,138	3,674,594
IndiaMart InterMesh, Ltd.(b)(c)	49,575	5,283,087
L&T Technology Services, Ltd.(b)(c)	116,268	3,870,794
Metropolis Healthcare, Ltd.(b)(c)	431,609	12,188,540
Time Technoplast, Ltd.	906,520	645,675
WNS Holdings, Ltd., ADR(a)	180,376	12,117,660
		40,153,648

Indonesia (1.03%)
Arwana Citramulia Tbk PT	58,214,800	2,738,544
Selamat Sempurna Tbk PT	56,561,200	4,952,517
Ultrajaya Milk Industry & Trading Co. Tbk PT	16,846,100	1,811,796
		9,502,857

Ireland (2.06%)
ICON PLC, ADR(a)	13,790	2,810,540
Irish Residential Properties REIT PLC	4,942,087	8,672,327
Keywords Studios PLC(a)	201,271	7,513,971
		18,996,838

Israel (0.61%)
Wix.com, Ltd.(a)	22,762	5,623,352

Italy (1.44%)
DiaSorin SpA	12,949	2,831,739
GVS SpA(a)(b)(c)	116,541	2,114,350
Interpump Group SpA	163,595	7,337,238
Piovan SpA(b)(c)	144,291	970,383
		13,253,710

	Shares	Value (Note 2)
Japan (8.64%)
AIT Corp.	223,100	$2,084,106
BayCurrent Consulting, Inc.	33,700	5,080,980
Charm Care Corp.	190,300	2,404,650
Create SD Holdings Co., Ltd.	147,900	4,799,507
Future Corp.	137,800	2,311,571
Japan Lifeline Co., Ltd.	513,500	7,408,912
M&A Capital Partners Co., Ltd.(a)	73,200	3,592,129
MarkLines Co., Ltd.	45,200	1,066,664
Medikit Co., Ltd.	80,500	2,444,205
MonotaRO Co., Ltd.	68,100	3,412,389
Naigai Trans Line, Ltd.	98,900	1,130,892
Nihon M&A Center, Inc.	64,100	3,711,959
Open Door, Inc.(a)	337,300	5,638,658
Seria Co., Ltd.	195,400	6,804,031
Strike Co., Ltd.	41,600	1,784,588
Synchro Food Co., Ltd.(a)	449,300	1,416,966
Systena Corp.	153,200	2,886,131
Syuppin Co., Ltd.	164,600	1,456,806
Trancom Co., Ltd.	70,470	5,508,554
Tsuruha Holdings, Inc.	30,600	4,063,395
User Local, Inc.(a)	90,800	3,515,799
YAKUODO Holdings Co., Ltd.	290,900	6,977,769
		79,500,661

Mexico (0.90%)
Grupo Herdez SAB de CV	2,218,966	5,032,428
Regional SAB de CV(a)	781,527	3,209,373
		8,241,801

Netherlands (2.16%)
Aalberts NV	160,272	7,235,236
Shop Apotheke Europe NV(a)(b)(c)	54,161	12,644,244
		19,879,480

New Zealand (0.00%)(e)
CBL Corp., Ltd.(a)(d)	1,107,672	1

Norway (0.86%)
Medistim ASA	64,055	1,905,755
Nordic Semiconductor ASA(a)	114,100	1,748,139
Sbanken ASA(a)(b)(c)	546,550	4,299,620
		7,953,514

Philippines (0.76%)
Concepcion Industrial Corp.	1,035,152	437,082
Puregold Price Club, Inc.	5,742,800	4,291,451
Wilcon Depot, Inc.	6,158,500	2,249,530
		6,978,063

Poland (0.82%)
Dino Polska SA(a)(b)(c)	100,797	7,078,640
PGS Software SA	138,443	496,068
		7,574,708

	Shares	Value (Note 2)
Singapore (0.60%)
Riverstone Holdings, Ltd./Singapore	4,938,000	$5,566,264

South Africa (0.25%)
Italtile, Ltd.	2,148,741	2,273,048

South Korea (1.50%)
LEENO Industrial, Inc.	35,801	4,887,896
Tokai Carbon Korea Co., Ltd.	69,811	8,886,769
		13,774,665

Sweden (2.27%)
Beijer Alma AB	248,492	4,011,459
EQT AB	101,324	3,158,360
Hexpol AB	325,814	3,560,809
KNOW IT AB(a)	174,959	5,883,403
OEM International AB, Class B(a)	54,967	2,041,901
SwedenCare AB	55,827	2,218,035
		20,873,967

Switzerland (0.37%)
Partners Group Holding AG	2,850	3,365,256

Taiwan (2.22%)
ASPEED Technology, Inc.	53,500	3,791,658
Bioteque Corp.	1,150,000	5,128,156
Poya International Co., Ltd.	208,000	4,297,842
Sporton International, Inc.	672,671	6,199,791
Voltronic Power Technology Corp.	23,100	1,052,339
		20,469,786

Turkey (0.03%)
DP Eurasia NV(a)(b)(c)	403,911	234,721

United States (23.32%)
4imprint Group PLC(a)	162,955	5,323,036
Bank of NT Butterfield & Son, Ltd.	171,453	5,213,886
Cardiovascular Systems, Inc.(a)	129,773	5,838,487
EPAM Systems, Inc.(a)	53,068	18,278,211
Esquire Financial Holdings, Inc.(a)	21,936	484,347
Etsy, Inc.(a)	25,850	5,146,476
ExlService Holdings, Inc.(a)	66,543	5,102,517
Fastenal Co.	63,102	2,876,820
First Republic Bank	75,666	10,970,813
Five Below, Inc.(a)	33,067	5,810,864
FTI Consulting, Inc.(a)	38,574	4,241,983
Genpact, Ltd.	191,300	7,322,964
Glacier Bancorp, Inc.	106,685	4,976,855
Heska Corp.(a)	89,323	14,949,097
Houlihan Lokey, Inc.	42,250	2,739,913
IDEXX Laboratories, Inc.(a)	6,575	3,147,321
Joint Corp.(a)	50,342	1,637,625
LeMaitre Vascular, Inc.	173,934	8,359,268
	Shares	Value (Note 2)
United States (continued)
LGI Homes, Inc.(a)	65,342	$6,972,645
Littelfuse, Inc.	38,639	9,403,573
Marcus & Millichap, Inc.(a)	127,440	4,553,431
MaxCyte, Inc.(a)	286,500	2,630,061
Moelis & Co., Class A	34,569	1,718,425
Monolithic Power Systems, Inc.	7,275	2,584,735
New Relic, Inc.(a)	55,250	4,153,695
NV5 Global, Inc.(a)	50,675	4,425,448
Ollie's Bargain Outlet Holdings, Inc.(a)	53,325	5,051,477
Paylocity Holding Corp.(a)	10,445	1,958,020
PJT Partners, Inc., Class A	61,350	4,232,537
Pluralsight, Inc., Class A(a)	55,225	1,148,680
Poshmark, Inc.(a)	29,675	2,070,722
Power Integrations, Inc.	62,179	5,008,518
PPD, Inc.(a)	42,750	1,374,840
Qualtrics International, Inc.(a)	29,475	1,296,900
Qualys, Inc.(a)	86,719	12,007,980
Rapid7, Inc.(a)	32,950	2,860,719
Silicon Laboratories, Inc.(a)	50,664	6,645,597
SVB Financial Group(a)	11,491	5,030,530
Systemax, Inc.	200,576	7,708,136
TriMas Corp.(a)	199,315	6,308,320
Ulta Beauty, Inc.(a)	10,968	3,068,408
		214,633,880

Vietnam (1.34%)
Vietnam Dairy Products JSC	914,196	4,064,362
Vietnam Technological & Commercial Joint Stock Bank(a)	5,964,004	8,247,470
		12,311,832

TOTAL COMMON STOCKS
(Cost $547,463,582)		904,795,204

PREFERRED STOCKS (0.31%)
United States (0.31%)
Dataminr Inc - Private Placement(a)(d)	96,640	2,863,443

TOTAL PREFERRED STOCKS
(Cost $1,923,136)		2,863,443

TOTAL INVESTMENTS (98.62%)
(Cost $549,386,718)		$907,658,647

Other Assets In Excess Of Liabilities (1.38%)		12,744,767

NET ASSETS (100.00%)		$920,403,414

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021, these securities had a total aggregate market value of $74,970,005, representing 8.15% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2021, the aggregate market value of these securities was $75,626,610, representing 8.22% of net assets.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

(e)	Less than 0.005%.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2021) (Unaudited)
Technology	29.1%
Consumer	21.2%
Health Care	19.6%
Financials	14.1%
Industrials	13.8%
Energy & Materials	0.8%
Cash, Cash Equivalents, & Other Net Assets	1.4%
Total	100%
Industry Composition
IT Services	13.8%
Health Care Equipment & Supplies	7.5%
Semiconductors & Semiconductor Equipment	7.1%
Internet & Direct Marketing Retail	6.0%
Software	5.6%
Pharmaceuticals	5.3%
Capital Markets	5.3%
Banks	5.0%
Trading Companies & Distributors	4.1%
Machinery	4.0%
Health Care Providers & Services	3.9%
Multiline Retail	3.6%
Professional Services	3.3%
Household Durables	3.1%
Food & Staples Retailing	3.0%
Specialty Retail	2.4%
Life Sciences Tools & Services	1.8%
Equity Real Estate Investment Trusts (REITs)	1.6%
Media	1.5%
Food Products	1.5%
Real Estate Management & Development	1.3%
Textiles, Apparel & Luxury Goods	1.2%
Electronic Equipment, Instruments & Components	1.0%
Other Industries (each less than 1%)	5.8%
Cash and Other Assets, Less Liabilities	1.4%
Total	100%

Grandeur Peak Global Reach Fund
PORTFOLIO OF INVESTMENTS
January 31, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.06%)
Argentina (0.35%)
Globant SA(a)	6,105	$1,172,160

Australia (2.96%)
Appen, Ltd.	54,722	926,213
Australian Ethical Investment, Ltd.	373,810	1,988,399
Bravura Solutions, Ltd.	122,268	281,543
EQT Holdings, Ltd.	44,375	927,708
Kogan.com, Ltd.	108,173	1,476,677
Mainstream Group Holdings, Ltd.	983,535	712,776
National Storage REIT	775,566	1,127,522
Netwealth Group, Ltd.	89,313	1,172,166
People Infrastructure, Ltd.	299,959	782,744
Redbubble, Ltd.(a)	114,777	582,153
		9,977,901

Austria (0.26%)
Schoeller-Bleckmann Oilfield Equipment AG	23,700	889,689

Bangladesh (0.17%)
Square Pharmaceuticals, Ltd.	202,545	564,830

Belgium (0.53%)
Melexis NV	6,209	694,088
Warehouses De Pauw CVA	30,732	1,103,445
		1,797,533

Brazil (3.04%)
Arco Platform, Ltd., Class A(a)	11,542	366,343
Fleury SA	289,400	1,389,505
Hypera SA	81,800	485,591
Instituto Hermes Pardini SA	115,400	460,427
Locaweb Servicos de Internet SA(b)(c)	99,667	1,877,887
Neogrid Participacoes SA(a)	702,600	1,150,582
Pagseguro Digital, Ltd., Class A(a)	48,889	2,393,117
Patria Investments, Ltd.(a)	53,975	963,454
Pet Center Comercio e Participacoes SA	40,000	157,181
Raia Drogasil SA	140,000	637,131
Vasta Platform(a)	26,251	377,490
		10,258,708

Britain (13.37%)
AB Dynamics PLC	51,876	1,418,827
Abcam PLC	46,649	1,059,725
Ascential PLC(a)	78,656	356,175
B&M European Value Retail SA	487,900	3,566,285
	Shares	Value (Note 2)
Britain (continued)
Bytes Technology Group PLC(a)	113,792	$561,281
Clinigen Group PLC	91,173	950,578
Curtis Banks Group PLC	104,800	331,696
CVS Group PLC(a)	85,400	1,786,926
Dechra Pharmaceuticals PLC	62,014	3,056,975
Diploma PLC	24,486	773,720
dotdigital group PLC	807,782	1,960,808
Endava PLC, ADR(a)	59,753	4,724,072
FDM Group Holdings PLC	28,231	386,094
First Derivatives PLC(a)	7,600	312,866
FRP Advisory Group PLC	444,041	626,652
Gamma Communications PLC	54,475	1,197,950
Impax Asset Management Group PLC	411,548	4,504,518
Intertek Group PLC	20,231	1,523,656
JTC PLC(b)(c)	325,942	2,715,253
K3 Capital Group PLC	532,428	1,838,348
Keystone Law Group PLC	119,151	938,711
Ocado Group PLC(a)	15,800	599,778
On the Beach Group PLC(a)(b)(c)	388,500	1,753,932
Oxford Immunotec Global PLC(a)	41,625	909,506
Rotork PLC	140,010	620,924
Sabre Insurance Group PLC(b)(c)	139,371	483,814
Sanne Group PLC	278,378	2,104,744
Softcat PLC	57,032	1,174,356
Ultra Electronics Holdings PLC	21,700	591,185
Volution Group PLC(a)	244,347	974,786
XPS Pensions Group PLC(c)	819,328	1,341,715
		45,145,856

Canada (1.78%)
Gildan Activewear, Inc.	58,600	1,464,141
Guardian Capital Group, Ltd.	16,000	325,317
Pivotree, Inc.(a)	50,200	461,271
Richelieu Hardware, Ltd.	19,400	568,460
Ritchie Bros Auctioneers, Inc.	21,401	1,260,733
StorageVault Canada, Inc.	531,600	1,662,874
WeCommerce Holdings, Ltd.(a)	12,588	263,327
		6,006,123

China (4.86%)
CSPC Pharmaceutical Group, Ltd.	769,520	782,293
Hangzhou Robam Appliances Co., Ltd., Class A	76,200	452,705
HUYA, Inc., ADR(a)	21,488	556,324
Koolearn Technology Holding, Ltd.(a)(b)(c)	141,400	497,472
Man Wah Holdings, Ltd.	798,400	1,760,917
ManpowerGroup Greater China, Ltd.(c)	398,250	572,212
O2Micro International, Ltd., ADR(a)	116,528	1,042,926
Silergy Corp.	60,925	5,681,117

	Shares	Value (Note 2)
China (continued)
Suofeiya Home Collection Co., Ltd., Class A	134,100	$657,166
TK Group Holdings, Ltd.	1,830,000	678,863
Trip.com Group, Ltd., ADR(a)	13,250	421,747
WuXi AppTec Co., Ltd., Class H(b)(c)	118,260	2,813,096
Yum China Holdings, Inc.	8,943	507,158
		16,423,996

Colombia (1.00%)
Parex Resources, Inc.(a)	223,661	3,384,430

Egypt (0.28%)
African Export-Import Bank, GDR	200,000	645,000
Integrated Diagnostics Holdings PLC(b)(c)	291,972	314,162
		959,162

Finland (0.70%)
Musti Group Oyj	75,531	2,361,666

France (3.33%)
Alten SA(a)	10,400	1,095,007
BioMerieux	2,676	413,670
Bureau Veritas SA(a)	35,351	927,600
Esker SA	19,148	5,099,710
Neurones	17,282	492,183
Sidetrade(a)	2,345	367,104
Thermador Groupe	22,413	1,983,843
Virbac SA(a)	3,383	880,616
		11,259,733

Germany (4.41%)
Dermapharm Holding SE	17,100	1,204,842
Deutsche Industrie REIT AG	21,300	418,593
Exasol AG(a)	39,100	1,086,340
Fashionette AG(a)	41,523	1,753,577
Home24 SE(a)	62,696	1,610,585
MYT Netherlands Parent BV,
ADR(a)	1,925	63,371
Nagarro SE(a)	6,900	631,361
Nexus AG	14,531	936,108
Norma Group SE	13,460	672,649
PATRIZIA AG	65,604	1,998,630
PharmaSGP Holding SE(a)	32,536	861,588
Puma SE(a)	5,149	503,846
QIAGEN NV(a)	15,796	855,353
Westwing Group AG(a)	51,400	2,297,671
		14,894,514

Greece (0.80%)
Kri-Kri Milk Industry SA	61,300	494,602
Sarantis SA	199,040	2,190,810
		2,685,412
	Shares	Value (Note 2)
Hong Kong (1.50%)
Jacobson Pharma Corp., Ltd.(c)	5,068,100	$686,132
JBM Healthcare, Ltd.(a)(d)	633,513	98,051
Plover Bay Technologies, Ltd.(c)	3,254,000	415,120
Techtronic Industries Co., Ltd.	160,000	2,390,140
Vitasoy International Holdings, Ltd.	336,000	1,462,299
		5,051,742

India (4.85%)
Avenue Supermarts, Ltd.(a)(b)(c)	15,385	558,155
Bajaj Finance, Ltd.	4,819	311,467
EPL, Ltd.	276,258	926,146
Gulf Oil Lubricants India, Ltd.	100,176	941,425
HCL Technologies, Ltd.	25,426	317,641
HDFC Bank, Ltd.(a)	79,037	1,508,309
IndiaMart InterMesh, Ltd.(b)(c)	21,235	2,262,962
L&T Technology Services, Ltd.(b)(c)	31,248	1,040,308
Metropolis Healthcare, Ltd.(b)(c)	90,081	2,543,867
Poly Medicure, Ltd.	49,874	345,143
Polycab India Ltd	41,000	687,211
Time Technoplast, Ltd.	794,756	566,070
Vaibhav Global, Ltd.	13,393	475,482
Westlife Development, Ltd.(a)	91,619	582,497
WNS Holdings, Ltd., ADR(a)	49,344	3,314,930
		16,381,613

Indonesia (1.41%)
Arwana Citramulia Tbk PT	26,137,200	1,229,547
Bank Central Asia Tbk PT	332,700	800,187
Bank Tabungan Pensiunan Nasional Syariah	1,718,100	415,198
Selamat Sempurna Tbk PT	19,027,700	1,666,072
Ultrajaya Milk Industry & Trading Co. Tbk PT	6,163,200	662,851
		4,773,855

Ireland (1.46%)
ICON PLC, ADR(a)	8,915	1,816,966
Keywords Studios PLC(a)	39,519	1,475,347
Uniphar PLC	523,697	1,620,606
		4,912,919

Israel (1.08%)
Max Stock, Ltd.(a)	85,618	359,477
Wix.com, Ltd.(a)	13,302	3,286,259
		3,645,736

Italy (0.81%)
DiaSorin SpA	1,487	325,183
GVS SpA(a)(b)(c)	17,537	318,166
Interpump Group SpA	26,191	1,174,667
Piovan SpA(b)(c)	138,608	932,164
		2,750,180

	Shares	Value (Note 2)
Japan (6.62%)
AIT Corp.	42,400	$396,083
BASE, Inc.(a)	5,800	592,837
BayCurrent Consulting, Inc.	16,700	2,517,875
Charm Care Corp.	32,700	413,201
Creema, Ltd.(a)	10,600	526,230
eGuarantee, Inc.	6,400	142,240
Funai Soken Holdings, Inc.	15,500	343,006
Future Corp.	26,800	449,565
geechs, Inc.(a)	46,100	694,112
Japan Lifeline Co., Ltd.	79,700	1,149,932
MarkLines Co., Ltd.	24,800	585,249
Medikit Co., Ltd.	20,700	628,510
MonotaRO Co., Ltd.	21,800	1,092,365
Naigai Trans Line, Ltd.	68,150	779,275
Nihon M&A Center, Inc.	25,200	1,459,304
Nittsusystem Co., Ltd.	17,000	490,681
Open Door, Inc.(a)	88,600	1,481,130
Seria Co., Ltd.	22,400	779,991
Synchro Food Co., Ltd.(a)	113,400	357,632
System Information Co., Ltd.	43,600	470,221
Systena Corp.	35,800	674,435
Syuppin Co., Ltd.	95,700	847,001
TeamSpirit, Inc.(a)	22,800	448,146
TerraSky Co., Ltd.(a)	6,600	226,085
Trancom Co., Ltd.	18,100	1,414,855
Tsuruha Holdings, Inc.	3,200	424,930
User Local, Inc.(a)	11,200	433,667
Vega Corp. Co., Ltd.	38,600	811,218
WDB coco Co., Ltd.	11,900	506,012
YAKUODO Holdings Co., Ltd.	36,200	868,323
YAMADA Consulting Group Co., Ltd.	40,200	365,738
		22,369,849

Netherlands (1.23%)
Aalberts NV	41,402	1,869,031
Shop Apotheke Europe NV(a)(b)(c)	9,849	2,299,314
		4,168,345

New Zealand (0.45%)
CBL Corp., Ltd.(a)(d)	819,006	1
NZX, Ltd.	1,039,491	1,527,585
		1,527,586

Norway (1.25%)
24sevenoffice Scandinavia AB(a)	74,977	411,838
CSAM Health Group AS(a)	91,191	990,101
Medistim ASA	12,841	382,044
Nordic Semiconductor ASA(a)	11,845	181,479
Sbanken ASA(a)(b)(c)	45,900	361,088
Self Storage Group ASA(a)	694,169	1,908,724
		4,235,274

Oman (0.32%)
Tethys Oil AB	173,100	1,076,810
	Shares	Value (Note 2)
Philippines (1.26%)
Concepcion Industrial Corp.	1,793,920	$757,463
Pryce Corp.	6,894,800	840,978
Puregold Price Club, Inc.	490,700	366,688
Wilcon Depot, Inc.	6,270,400	2,290,405
		4,255,534

Poland (1.23%)
Dino Polska SA(a)(b)(c)	47,357	3,325,726
LiveChat Software SA	27,929	836,905
		4,162,631

Singapore (0.18%)
Riverstone Holdings, Ltd./Singapore	532,300	600,025

South Africa (0.57%)
Clicks Group, Ltd.	73,588	1,209,073
Italtile, Ltd.	665,000	703,471
		1,912,544

South Korea (1.08%)
Douzone Bizon Co., Ltd.	3,400	302,905
Ezwel Co., Ltd.	33,500	317,364
LEENO Industrial, Inc.	5,175	706,541
LG Household & Health Care, Ltd.	333	463,557
Ray Co. Ltd/KR(a)	7,896	392,061
Suprema, Inc.(a)	8,000	205,954
Tokai Carbon Korea Co., Ltd.	10,000	1,272,975
		3,661,357

Spain (0.00%)(e)
Let's GOWEX SA(a)(d)	10,700	0

Sweden (3.95%)
Beijer Alma AB	82,700	1,335,043
EQT AB	126,813	3,952,876
KNOW IT AB(a)	60,565	2,036,639
Nordnet AB publ(a)	34,622	557,677
OEM International AB, Class B(a)	21,424	795,854
Sagax AB, Class A	47,309	936,505
Sagax AB B	24,922	492,141
SwedenCare AB	59,141	2,349,702
Vitec Software Group AB, Class B	24,320	870,119
		13,326,556

Switzerland (0.42%)
Partners Group Holding AG	1,187	1,401,600

Taiwan (2.41%)
ASPEED Technology, Inc.	5,000	354,361
Bioteque Corp.	248,000	1,105,898
FineTek Co., Ltd.	155,400	430,893
Fuzetec Technology Co., Ltd.	220,000	359,940
momo.com, Inc.	21,000	590,182

	Shares	Value (Note 2)
Taiwan (continued)
Pacific Hospital Supply Co., Ltd.	356,317	$837,312
Poya International Co., Ltd.	53,000	1,095,123
Sporton International, Inc.	249,859	2,302,870
Voltronic Power Technology Corp.	23,047	1,049,924
		8,126,503

Thailand (0.13%)
TOA Paint Thailand PCL	413,300	440,279

United Arab Emirates (0.20%)
Aramex PJSC	550,033	657,594

United States (27.41%)
4imprint Group PLC(a)	19,942	651,419
8x8, Inc.(a)	33,578	1,183,625
Amazon.com, Inc.(a)	162	519,404
Array Technologies, Inc.(a)	32,212	1,312,961
Bank of Hawaii Corp.	12,150	950,008
Bank of NT Butterfield & Son, Ltd.	48,983	1,489,573
Barrett Business Services, Inc.	26,037	1,641,633
Blackline, Inc.(a)	12,841	1,664,450
Blackstone Group, Inc., Class A	29,433	1,977,603
Cactus, Inc., Class A	23,150	606,530
Cardiovascular Systems, Inc.(a)	16,655	749,308
Castle Biosciences, Inc.(a)	5,519	368,835
CDW Corp.	2,400	315,984
Chewy, Inc.(a)	5,375	547,282
CoreSite Realty Corp.	11,258	1,513,526
Digital Realty Trust, Inc.	3,675	529,016
Donaldson Co., Inc.	11,336	673,812
EPAM Systems, Inc.(a)	10,380	3,575,183
Equinix, Inc.	2,225	1,646,411
Esquire Financial Holdings, Inc.(a)	24,887	549,505
Etsy, Inc.(a)	15,793	3,144,228
Exact Sciences Corp.(a)	8,225	1,128,141
ExlService Holdings, Inc.(a)	16,950	1,299,726
Fastenal Co.	30,832	1,405,631
First Hawaiian, Inc.	39,700	923,025
First Republic Bank	27,618	4,004,334
Five Below, Inc.(a)	2,945	517,525
Freshpet, Inc.(a)	3,986	555,290
Frontage Holdings Corp.(a)(b)(c)	2,058,000	1,474,238
FTI Consulting, Inc.(a)	8,680	954,540
Genpact, Ltd.	47,275	1,809,687
Glacier Bancorp, Inc.	13,675	637,939
Goosehead Insurance, Inc., Class A	10,174	1,359,246
Healthcare Services Group, Inc.	30,650	993,673
Heska Corp.(a)	15,075	2,522,952
Houlihan Lokey, Inc.	18,111	1,174,498
I3 Verticals, Inc., Class A(a)	22,900	664,558
IDEXX Laboratories, Inc.(a)	1,066	510,273
	Shares	Value (Note 2)
United States (continued)
Insperity, Inc.	21,372	$1,677,488
Intersect ENT, Inc.(a)	41,363	929,427
Joint Corp.(a)	21,075	685,570
Kinsale Capital Group, Inc.	3,619	678,780
LeMaitre Vascular, Inc.	24,525	1,178,672
LGI Homes, Inc.(a)	11,975	1,277,852
Littelfuse, Inc.	2,779	676,325
Lululemon Athletica, Inc.(a)	3,542	1,164,185
Marcus & Millichap, Inc.(a)	13,060	466,634
MaxCyte, Inc.(a)	120,600	1,107,104
Medallia, Inc.(a)	22,134	918,561
Medpace Holdings, Inc.(a)	7,942	1,054,618
Microchip Technology, Inc.	6,038	821,832
Mimecast, Ltd.(a)	30,640	1,319,358
Monolithic Power Systems, Inc.	1,414	502,380
Morningstar, Inc.	2,550	586,220
MSCI, Inc.	1,145	452,619
New Relic, Inc.(a)	24,425	1,836,272
NV5 Global, Inc.(a)	9,321	814,003
NVIDIA Corp.	975	506,600
Ollie's Bargain Outlet Holdings, Inc.(a)	9,762	924,754
Paycom Software, Inc.(a)	1,867	708,975
Paylocity Holding Corp.(a)	8,950	1,677,767
PJT Partners, Inc., Class A	34,653	2,390,710
Poshmark, Inc.(a)	10,800	753,624
Power Integrations, Inc.	13,114	1,056,333
PPD, Inc.(a)	9,450	303,912
ProntoForms Corp.(a)	169,900	186,010
Qualtrics International, Inc.(a)	10,725	471,900
Qualys, Inc.(a)	19,675	2,724,397
Rapid7, Inc.(a)	14,350	1,245,867
Revolve Group, Inc.(a)	36,164	1,343,854
Rexford Industrial Realty, Inc.	20,400	998,376
Samsonite International SA(a)(b)	970,800	1,395,931
Shoals Technologies Group, Inc.(a)	840	28,501
Silicon Laboratories, Inc.(a)	5,125	672,246
STAAR Surgical Co.(a)	5,074	520,491
Sumo Logic, Inc.(a)	27,667	952,021
SVB Financial Group(a)	3,079	1,347,925
Systemax, Inc.	56,663	2,177,559
Tabula Rasa HealthCare, Inc.(a)	6,648	377,540
Terreno Realty Corp.	21,825	1,234,859
Transcat, Inc.(a)	24,352	890,553
Ulta Beauty, Inc.(a)	1,825	510,562
WW Grainger, Inc.	3,978	1,449,543
		92,544,282

Vietnam (1.40%)
FPT Corp.	146,000	396,005
Vietnam Dairy Products JSC	308,062	1,369,592

	Shares	Value (Note 2)
Vietnam (continued)
Vietnam Technological & Commercial Joint Stock Bank(a)	2,138,281	$2,956,974
		4,722,571

TOTAL COMMON STOCKS
(Cost $194,208,609)		334,487,098

PREFERRED STOCKS (0.40%)
United States (0.40%)
Dataminr Inc - Private Placement(a)(d)	45,833	1,358,032

TOTAL PREFERRED STOCKS
(Cost $912,077)		1,358,032

TOTAL INVESTMENTS (99.46%)
(Cost $195,120,686)		$335,845,130

Other Assets In Excess Of Liabilities (0.54%)(f)		1,829,368

NET ASSETS (100.00%)		$337,674,498

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021, these securities had a total aggregate market value of $26,967,535, representing 7.99% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2021, the aggregate market value of these securities was $29,982,714, representing 8.88% of net assets.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

(e)	Less than 0.005%.

(f)	Includes cash which is being held as collateral for securities sold short. See also Note 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2021) (Unaudited)
Technology	25.7%
Consumer	19.7%
Financials	18.6%
Industrials	17.7%
Health Care	14.6%
Energy & Materials	3.0%
0.2%
Cash, Cash Equivalents, & Other Net Assets	0.5%
Total	100%

Industry Composition
IT Services	10.5%
Software	9.5%
Capital Markets	8.5%
Internet & Direct Marketing Retail	6.9%
Professional Services	6.1%
Banks	4.7%
Health Care Equipment & Supplies	4.1%
Semiconductors & Semiconductor Equipment	4.0%
Trading Companies & Distributors	4.0%
Pharmaceuticals	3.3%
Machinery	3.1%
Life Sciences Tools & Services	2.9%
Health Care Providers & Services	2.8%
Equity Real Estate Investment Trusts (REITs)	2.6%
Food & Staples Retailing	2.2%
Multiline Retail	2.0%
Specialty Retail	1.9%
Real Estate Management & Development	1.7%
Oil, Gas & Consumable Fuels	1.6%
Textiles, Apparel & Luxury Goods	1.5%
Food Products	1.3%
Commercial Services & Supplies	1.2%
Household Durables	1.2%
Other Industries (each less than 1%)	12.0%
Cash and Other Assets, Less Liabilities	0.5%
Total	100%

Grandeur Peak Global Stalwarts Fund

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.77%)
Argentina (0.70%)
Globant SA(a)	11,589	$2,225,088

Australia (1.61%)
Appen, Ltd.	100,750	1,705,273
Kogan.com, Ltd.	91,800	1,253,168
Netwealth Group, Ltd.	163,200	2,141,876
		5,100,317

Belgium (1.47%)
Melexis NV	22,894	2,559,259
Warehouses De Pauw CVA	58,669	2,106,534
		4,665,793

Brazil (1.35%)
Locaweb Servicos de Internet SA(b)(c)	63,800	1,202,095
Pagseguro Digital, Ltd., Class A(a)	19,257	942,630
Patria Investments, Ltd.(a)	71,015	1,267,618
Raia Drogasil SA	190,000	864,678
		4,277,021

Britain (13.18%)
Abcam PLC	84,906	1,928,809
B&M European Value Retail SA	998,800	7,300,687
boohoo Group PLC(a)	141,234	652,917
Dechra Pharmaceuticals PLC	157,340	7,756,062
Diploma PLC	26,664	842,542
Endava PLC, ADR(a)	77,998	6,166,522
Gamma Communications PLC	55,000	1,209,495
Impax Asset Management Group PLC	72,189	790,131
Intertek Group PLC	52,194	3,930,883
Sanne Group PLC	459,328	3,472,860
Softcat PLC	143,398	2,952,734
St. James's Place PLC	292,362	4,678,939
		41,682,581

Canada (1.38%)
Gildan Activewear, Inc.	98,443	2,459,631
Ritchie Bros Auctioneers, Inc.	32,425	1,910,157
		4,369,788

China (7.10%)
Baozun, Inc., Sponsored ADR(a)	34,775	1,425,427
CSPC Pharmaceutical Group, Ltd.	1,353,680	1,376,149
Hangzhou Robam Appliances Co., Ltd., Class A	182,600	1,084,829
	Shares	Value (Note 2)
China (continued)
Hangzhou Tigermed Consulting Co., Ltd., Class A	44,300	$1,145,067
Li Ning Co., Ltd.	172,000	1,071,527
Silergy Corp.	125,000	11,655,964
Trip.com Group, Ltd., ADR(a)	34,125	1,086,199
WuXi AppTec Co., Ltd., Class H(b)(c)	87,660	2,085,202
Yum China Holdings, Inc.	26,875	1,524,081
		22,454,445

France (2.15%)
Alten SA(a)	25,836	2,720,250
BioMerieux	8,193	1,266,516
Bureau Veritas SA(a)	82,087	2,153,940
Esker SA	2,427	646,386
		6,787,092

Germany (2.37%)
Dermapharm Holding SE	39,200	2,761,977
MYT Netherlands Parent BV, ADR(a)	1,800	59,256
PATRIZIA AG	71,548	2,179,714
Puma SE(a)	13,248	1,296,359
QIAGEN NV(a)	22,050	1,194,008
		7,491,314

Hong Kong (1.20%)
Techtronic Industries Co., Ltd.	162,000	2,420,018
Vitasoy International Holdings, Ltd.	319,500	1,390,489
		3,810,507

India (6.56%)
Avenue Supermarts, Ltd.(a)(b)(c)	40,500	1,469,307
Bajaj Finance, Ltd.	28,554	1,845,533
HDFC Asset Management Co., Ltd.(b)(c)	27,978	1,101,298
HDFC Bank, Ltd.(a)	88,069	1,680,672
IndiaMart InterMesh, Ltd.(b)(c)	5,750	612,764
Marico, Ltd.	182,487	1,038,256
Metropolis Healthcare, Ltd.(b)(c)	91,966	2,597,099
Nippon Life India Asset Management, Ltd.(b)(c)	174,134	766,727
Titan Co., Ltd.	64,516	1,253,331
WNS Holdings, Ltd., ADR(a)	124,627	8,372,442
		20,737,429

Indonesia (0.30%)
Bank Tabungan Pensiunan Nasional Syariah	3,947,200	953,884

Ireland (1.66%)
ICON PLC, ADR(a)	10,675	2,175,672

	Shares	Value (Note 2)
Ireland (continued)
Keywords Studios PLC(a)	82,607	$3,083,934
		5,259,606

Israel (0.82%)
Wix.com, Ltd.(a)	10,525	2,600,201

Italy (0.70%)
GVS SpA(a)(b)(c)	56,990	1,033,944
Interpump Group SpA	26,092	1,170,226
		2,204,170

Japan (6.66%)
BASE, Inc.(a)	10,900	1,114,124
BayCurrent Consulting, Inc.	15,300	2,306,795
Freee KK(a)	11,300	957,939
IR Japan Holdings, Ltd.	17,800	2,973,638
M&A Capital Partners Co., Ltd.(a)	36,900	1,810,786
MonotaRO Co., Ltd.	41,600	2,084,514
Nihon M&A Center, Inc.	52,900	3,063,379
Seria Co., Ltd.	66,100	2,301,671
Systena Corp.	158,400	2,984,094
Tsuruha Holdings, Inc.	11,000	1,460,698
		21,057,638

Netherlands (1.53%)
Aalberts NV	39,084	1,764,388
Shop Apotheke Europe NV(a)(b)(c)	13,240	3,090,965
		4,855,353

Philippines (0.34%)
Wilcon Depot, Inc.	2,924,400	1,068,203

Poland (1.37%)
Allegro.eu SA(a)(b)(c)	56,807	1,120,875
Dino Polska SA(a)(b)(c)	45,753	3,213,082
		4,333,957

Singapore (0.31%)
Riverstone Holdings, Ltd./Singapore	862,700	972,462

South Korea (0.84%)
Douzone Bizon Co., Ltd.	15,500	1,380,891
LEENO Industrial, Inc.	9,328	1,273,548
		2,654,439

Sweden (2.68%)
AddTech AB, Class B	74,900	992,937
EQT AB	106,200	3,310,350
Nibe Industrier AB, Class B	32,708	1,091,773
Nordnet AB publ(a)	39,539	636,879
Sagax AB B	80,431	1,588,292
Sweco AB, Class B	51,306	854,821
		8,475,052
	Shares	Value (Note 2)
Switzerland (0.85%)
Partners Group Holding AG	2,269	$2,679,217

Taiwan (1.72%)
ASPEED Technology, Inc.	20,000	1,417,442
momo.com, Inc.	69,000	1,939,171
Voltronic Power Technology Corp.	45,875	2,089,872
		5,446,485

United States (38.06%)
Array Technologies, Inc.(a)	37,328	1,521,489
Ashtead Group PLC	33,000	1,656,161
Bank of Hawaii Corp.	24,895	1,946,540
Bank of NT Butterfield & Son, Ltd.	72,685	2,210,351
Blackline, Inc.(a)	20,544	2,662,913
Blackstone Group, Inc., Class A	31,000	2,082,890
Cardiovascular Systems, Inc.(a)	30,992	1,394,330
CDW Corp.	8,450	1,112,527
CoreSite Realty Corp.	12,581	1,691,390
EPAM Systems, Inc.(a)	23,875	8,223,266
Equinix, Inc.	1,875	1,387,425
Etsy, Inc.(a)	11,950	2,379,125
Exact Sciences Corp.(a)	12,158	1,667,591
ExlService Holdings, Inc.(a)	21,900	1,679,292
Fastenal Co.	88,600	4,039,274
First Hawaiian, Inc.	57,368	1,333,806
First Republic Bank	66,350	9,620,087
Five Below, Inc.(a)	16,377	2,877,930
Freshpet, Inc.(a)	5,850	814,964
Genpact, Ltd.	78,302	2,997,401
Glacier Bancorp, Inc.	33,350	1,555,778
Goosehead Insurance, Inc., Class A	16,825	2,247,820
Heska Corp.(a)	16,948	2,836,417
Houlihan Lokey, Inc.	22,825	1,480,201
IDEXX Laboratories, Inc.(a)	3,050	1,459,974
Kinsale Capital Group, Inc.	9,100	1,706,796
LGI Homes, Inc.(a)	25,275	2,697,095
Littelfuse, Inc.	10,553	2,568,284
Lululemon Athletica, Inc.(a)	6,802	2,235,681
Marcus & Millichap, Inc.(a)	39,950	1,427,414
Medallia, Inc.(a)	44,425	1,843,638
Medpace Holdings, Inc.(a)	16,025	2,127,960
Microchip Technology, Inc.	14,775	2,011,025
Mimecast, Ltd.(a)	41,850	1,802,061
Monolithic Power Systems, Inc.	5,500	1,954,095
MSCI, Inc.	3,100	1,225,430
Ollie's Bargain Outlet Holdings, Inc.(a)	21,677	2,053,462
Paycom Software, Inc.(a)	6,791	2,578,814
Paylocity Holding Corp.(a)	8,950	1,677,767
PJT Partners, Inc., Class A	47,075	3,247,704
Pluralsight, Inc., Class A(a)	45,133	938,766
Pool Corp.	7,700	2,727,186
Poshmark, Inc.(a)	12,225	853,061

	Shares	Value (Note 2)
United States (continued)
Power Integrations, Inc.	42,100	$3,391,155
PPD, Inc.(a)	36,350	1,169,016
Qualtrics International, Inc.(a)	61,725	2,715,900
Qualys, Inc.(a)	24,184	3,348,758
Rapid7, Inc.(a)	19,000	1,649,580
Silicon Laboratories, Inc.(a)	16,443	2,156,828
SVB Financial Group(a)	5,364	2,348,252
Systemax, Inc.	25,166	967,129
Terreno Realty Corp.	31,951	1,807,788
Ulta Beauty, Inc.(a)	4,612	1,290,253
WW Grainger, Inc.	2,725	992,963
		120,392,803

Vietnam (0.86%)
Vietnam Dairy Products JSC	274,144	1,218,798
Vietnam Technological & Commercial Joint Stock Bank(a)	1,089,305	1,506,373
		2,725,171

TOTAL COMMON STOCKS
(Cost $198,533,876)		309,280,016

PREFERRED STOCKS (0.23%)
United States (0.23%)
Dataminr Inc - Private Placement(a)(d)	24,262	718,883

TOTAL PREFERRED STOCKS
(Cost $482,814)		718,883

TOTAL INVESTMENTS (98.00%)
(Cost $199,016,690)		$309,998,899

Other Assets In Excess Of Liabilities (2.00%)		6,334,424

NET ASSETS (100.00%)		$316,333,323

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021, these securities had a total aggregate market value of $18,293,358, representing 5.78% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2021, the aggregate market value of these securities was $18,293,358, representing 5.78% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2021) (Unaudited)
Technology	32.4%
Financials	22.8%
Consumer	18.5%
Industrials	12.5%
Health Care	11.8%
Cash, Cash Equivalents, & Other Net Assets	2.0%
Total	100%

Industry Composition
IT Services	14.5%
Capital Markets	9.7%
Semiconductors & Semiconductor Equipment	8.4%
Software	8.2%
Banks	7.3%
Professional Services	4.6%
Internet & Direct Marketing Retail	4.3%
Trading Companies & Distributors	3.9%
Pharmaceuticals	3.8%
Multiline Retail	3.7%
Life Sciences Tools & Services	3.1%
Health Care Equipment & Supplies	2.8%
Textiles, Apparel & Luxury Goods	2.6%
Food & Staples Retailing	2.2%
Equity Real Estate Investment Trusts (REITs)	2.2%
Machinery	1.7%
Specialty Retail	1.7%
Real Estate Management & Development	1.6%
Insurance	1.3%
Household Durables	1.2%
Electronic Equipment, Instruments & Components	1.2%
Biotechnology	1.1%
Electrical Equipment	1.1%
Food Products	1.1%
Other Industries (each less than 1%)	4.7%
Cash and Other Assets, Less Liabilities	2.0%
Total	100%

Grandeur Peak International Opportunities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.37%)
Argentina (0.45%)
Globant SA(a)	20,248	$3,887,616

Australia (3.11%)
Appen, Ltd.	307,900	5,211,449
Fiducian Group, Ltd.	201,848	941,948
HUB24, Ltd.	225,392	4,203,998
Kogan.com, Ltd.	570,767	7,791,578
National Storage REIT	1,942,036	2,823,343
Netwealth Group, Ltd.	199,554	2,618,995
People Infrastructure, Ltd.	1,232,348	3,215,817
		26,807,128

Bangladesh (0.51%)
Square Pharmaceuticals, Ltd.	1,579,730	4,405,339

Belgium (1.10%)
Melexis NV	44,850	5,013,661
Warehouses De Pauw CVA	123,834	4,446,311
		9,459,972

Brazil (3.43%)
Arco Platform, Ltd., Class A(a)	48,241	1,531,169
Fleury SA	826,000	3,965,899
Locaweb Servicos de Internet SA(b)(c)	581,400	10,954,514
Neogrid Participacoes SA(a)	3,003,700	4,918,879
Pagseguro Digital, Ltd., Class A(a)	128,600	6,294,970
Patria Investments, Ltd.(a)	105,850	1,889,422
		29,554,853

Britain (16.47%)
Ascential PLC(a)	1,004,600	4,549,097
B&M European Value Retail SA	2,028,241	14,825,343
boohoo Group PLC(a)	1,363,518	6,303,472
Bytes Technology Group PLC(a)	408,894	2,016,878
Clinigen Group PLC	442,273	4,611,176
CVS Group PLC(a)	728,400	15,241,184
Dechra Pharmaceuticals PLC	385,704	19,013,247
Diploma PLC	145,579	4,600,076
Endava PLC, ADR(a)	166,514	13,164,597
FDM Group Holdings PLC	175,900	2,405,648
Gamma Communications PLC	200,124	4,400,891
Impax Asset Management Group PLC	784,580	8,587,466
JTC PLC(b)(c)	594,874	4,955,585
K3 Capital Group PLC	810,360	2,797,982
On the Beach Group PLC(a)(b)(c)	1,155,718	5,217,635
Oxford Immunotec Global PLC(a)	61,581	1,345,545
	Shares	Value (Note 2)
Britain (continued)
Sabre Insurance Group PLC(b)(c)	880,201	$3,055,538
Sanne Group PLC	736,128	5,565,673
Softcat PLC	339,907	6,999,086
St. James's Place PLC	280,852	4,494,734
Ultra Electronics Holdings PLC	115,151	3,137,123
Volution Group PLC(a)	1,144,000	4,563,816
		141,851,792

Canada (2.03%)
Gildan Activewear, Inc.	197,000	4,922,112
Pivotree, Inc.(a)	218,800	2,010,479
Richelieu Hardware, Ltd.	159,350	4,669,282
Ritchie Bros Auctioneers, Inc.	31,900	1,879,229
StorageVault Canada, Inc.	1,061,900	3,321,681
WeCommerce Holdings, Ltd.(a)	32,006	669,529
		17,472,312

China (7.28%)
Baozun, Inc.(a)	524,400	6,967,911
CSPC Pharmaceutical Group, Ltd.	3,479,680	3,537,437
Hangzhou Robam Appliances Co., Ltd., Class A	1,044,400	6,204,794
Man Wah Holdings, Ltd.	2,318,400	5,113,364
O2Micro International, Ltd., ADR(a)	246,291	2,204,304
Silergy Corp.	181,199	16,896,392
Suofeiya Home Collection Co., Ltd., Class A	2,133,600	10,455,857
TK Group Holdings, Ltd.	7,310,000	2,711,742
Trip.com Group, Ltd., ADR(a)	113,775	3,621,458
WuXi AppTec Co., Ltd., Class H(b)(c)	210,680	5,011,526
		62,724,785

Colombia (0.48%)
Parex Resources, Inc.(a)	273,275	4,135,188

Finland (0.94%)
Musti Group Oyj	258,146	8,071,583

France (4.81%)
Alten SA(a)	47,500	5,001,234
Bureau Veritas SA(a)	196,483	5,155,658
Esker SA	56,478	15,041,855
Neurones	77,697	2,212,774
Thermador Groupe	83,436	7,385,173
Virbac SA(a)	25,400	6,611,774
		41,408,468

Georgia (0.60%)
Bank of Georgia Group PLC(a)	65,283	1,024,020
Georgia Capital PLC(a)	163,711	1,128,268
TBC Bank Group PLC(a)	183,446	3,045,019
		5,197,307

	Shares	Value (Note 2)
Germany (7.76%)
CANCOM SE	71,700	$4,247,143
Dermapharm Holding SE	126,476	8,911,322
Deutsche Industrie REIT AG	69,886	1,373,417
Exasol AG(a)	210,564	5,850,235
Fashionette AG(a)	140,456	5,931,664
Grand City Properties SA	234,452	5,823,436
Home24 SE(a)	117,084	3,007,748
Nagarro SE(a)	48,040	4,395,733
Nexus AG	63,706	4,104,034
Norma Group SE	108,390	5,416,672
PATRIZIA AG	300,526	9,155,542
PharmaSGP Holding SE(a)	124,900	3,307,484
QIAGEN NV(a)	97,400	5,274,210
		66,798,640

Greece (0.13%)
Sarantis SA	100,600	1,107,292

Hong Kong (0.88%)
Jacobson Pharma Corp., Ltd.(c)	4,138,000	560,213
JBM Healthcare, Ltd.(a)(d)	517,250	80,057
Value Partners Group, Ltd.	5,209,400	3,441,320
Vitasoy International Holdings, Ltd.	804,338	3,500,543
		7,582,133

India (6.10%)
Castrol India, Ltd.	2,573,000	4,513,442
Computer Age Management Services, Ltd.	200,544	4,874,097
EPL, Ltd.	938,089	3,144,913
Gulf Oil Lubricants India, Ltd.	203,478	1,912,228
IndiaMart InterMesh, Ltd.(b)(c)	63,199	6,734,963
L&T Technology Services, Ltd.(b)(c)	125,618	4,182,075
Metropolis Healthcare, Ltd.(b)(c)	367,832	10,387,492
Time Technoplast, Ltd.	2,560,734	1,823,899
WNS Holdings, Ltd., ADR(a)	222,000	14,913,960
		52,487,069

Indonesia (1.36%)
Arwana Citramulia Tbk PT	63,783,500	3,000,507
Bank Tabungan Pensiunan Nasional Syariah	8,194,500	1,980,290
Selamat Sempurna Tbk PT	48,677,500	4,262,218
Ultrajaya Milk Industry & Trading Co. Tbk PT	22,958,000	2,469,129
		11,712,144

Ireland (2.87%)
Irish Residential Properties REIT PLC	5,309,418	9,316,916
Keywords Studios PLC(a)	175,946	6,568,522
Uniphar PLC	2,840,100	8,788,825
		24,674,263
	Shares	Value (Note 2)
Israel (0.77%)
Wix.com, Ltd.(a)	26,683	$6,592,035

Italy (1.77%)
DiaSorin SpA	15,943	3,486,479
GVS SpA(a)(b)(c)	126,481	2,294,687
Interpump Group SpA	146,141	6,554,426
Piovan SpA(b)(c)	437,003	2,938,925
		15,274,517

Japan (13.37%)
AIT Corp.	362,600	3,387,257
BayCurrent Consulting, Inc.	49,400	7,448,084
Charm Care Corp.	317,300	4,009,434
Create SD Holdings Co., Ltd.	117,100	3,800,015
eGuarantee, Inc.	177,000	3,933,820
Funai Soken Holdings, Inc.	49,600	1,097,620
Future Corp.	184,600	3,096,633
IR Japan Holdings, Ltd.	21,100	3,524,931
Japan Lifeline Co., Ltd.	495,700	7,152,088
M&A Capital Partners Co., Ltd.(a)	114,400	5,613,928
MonotaRO Co., Ltd.	64,700	3,242,020
Naigai Trans Line, Ltd.	88,500	1,011,971
Nihon M&A Center, Inc.	104,900	6,074,640
Open Door, Inc.(a)	486,500	8,132,841
Seria Co., Ltd.	249,300	8,680,885
SMS Co., Ltd.	83,100	3,083,478
Strike Co., Ltd.	99,600	4,272,716
Synchro Food Co., Ltd.(a)	644,400	2,032,257
System Information Co., Ltd.	532,800	5,746,186
Systena Corp.	205,600	3,873,294
Syuppin Co., Ltd.	316,400	2,800,324
Trancom Co., Ltd.	88,990	6,956,240
Tsuruha Holdings, Inc.	30,900	4,103,232
User Local, Inc.(a)	79,900	3,093,749
YAKUODO Holdings Co., Ltd.	250,200	6,001,505
Yumeshin Holdings Co., Ltd.	427,500	2,912,395
		115,081,543

Malaysia (0.10%)
Scicom MSC Bhd	3,549,500	860,177

Netherlands (2.07%)
Aalberts NV	267,576	12,079,312
Shop Apotheke Europe NV(a)(b)(c)	24,607	5,744,667
		17,823,979

New Zealand (0.00%)(e)
CBL Corp., Ltd.(a)(d)	1,542,256	1

Norway (1.95%)
Medistim ASA	85,511	2,544,111
Nordic Semiconductor ASA(a)	392,000	6,005,875
Sbanken ASA(a)(b)(c)	688,929	5,419,692

	Shares	Value (Note 2)
Norway (continued)
Self Storage Group ASA(a)	1,016,072	$2,793,846
		16,763,524

Philippines (1.11%)
Concepcion Industrial Corp.	3,070,600	1,296,528
Puregold Price Club, Inc.	8,239,000	6,156,799
Wilcon Depot, Inc.	5,738,600	2,096,153
		9,549,480

Poland (0.94%)
Dino Polska SA(a)(b)(c)	79,162	5,559,286
LiveChat Software SA	85,000	2,547,063
		8,106,349

Singapore (0.90%)
Riverstone Holdings, Ltd./Singapore	6,884,800	7,760,757

South Africa (0.52%)
Italtile, Ltd.	4,209,423	4,452,943

South Korea (2.69%)
Ezwel Co., Ltd.	317,661	3,009,382
LEENO Industrial, Inc.	33,302	4,546,709
Settle Bank, Inc./Korea	99,000	2,827,984
Suprema, Inc.(a)	91,500	2,355,597
Tokai Carbon Korea Co., Ltd.	82,135	10,455,584
		23,195,256

Sweden (2.43%)
AddTech AB, Class B	195,436	2,590,864
Beijer Alma AB	249,309	4,024,648
KNOW IT AB(a)	178,292	5,995,483
Nibe Industrier AB, Class B	37,457	1,250,292
OEM International AB, Class B(a)	49,078	1,823,138
Sagax AB B	159,528	3,150,241
SwedenCare AB	52,824	2,098,724
		20,933,390

Taiwan (2.25%)
ASPEED Technology, Inc.	49,000	3,472,733
Bioteque Corp.	932,000	4,156,036
Sporton International, Inc.	1,002,003	9,235,138
Voltronic Power Technology Corp.	55,650	2,535,180
		19,399,087

United States (4.97%)
Bank of NT Butterfield & Son, Ltd.	209,259	6,363,566
EPAM Systems, Inc.(a)	54,421	18,744,225
Frontage Holdings Corp.(a)(b)(c)	8,046,000	5,763,712
Genpact, Ltd.	202,618	7,756,217
Lululemon Athletica, Inc.(a)	12,717	4,179,824
		42,807,544
	Shares	Value (Note 2)
United States (continued)
Vietnam (1.22%)
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	2	$2
Vietnam Dairy Products JSC	1,224,917	5,445,776
Vietnam Technological & Commercial Joint Stock Bank(a)	3,677,473	5,085,484
		10,531,262

TOTAL COMMON STOCKS
(Cost $515,349,277)		838,469,728

TOTAL INVESTMENTS (97.37%)
(Cost $515,349,277)		$838,469,728

Other Assets In Excess Of Liabilities (2.63%)		22,652,071

NET ASSETS (100.00%)		$861,121,799

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021, these securities had a total aggregate market value of $78,220,297, representing 9.08% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2021, the aggregate market value of these securities was $78,780,510, representing 9.15% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.
(e)	Less than 0.005%.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2021) (Unaudited)
Technology	28.8%
Consumer	19.2%
Industrials	17.5%
Health Care	16.9%
Financials	13.2%
Energy & Materials	1.8%
Cash, Cash Equivalents, & Other Net Assets	2.6%
Total	100%

Industry Composition
IT Services	16.5%
Internet & Direct Marketing Retail	6.4%
Professional Services	6.2%
Semiconductors & Semiconductor Equipment	5.6%
Pharmaceuticals	5.6%
Software	5.1%
Capital Markets	5.0%
Health Care Providers & Services	4.9%
Machinery	3.9%
Trading Companies & Distributors	3.6%
Health Care Equipment & Supplies	3.3%
Food & Staples Retailing	3.0%
Multiline Retail	2.7%
Banks	2.7%
Household Durables	2.5%
Real Estate Management & Development	2.5%
Life Sciences Tools & Services	2.4%
Equity Real Estate Investment Trusts (REITs)	2.1%
Specialty Retail	1.7%
Food Products	1.3%
Building Products	1.2%
Textiles, Apparel & Luxury Goods	1.1%
Other Industries (each less than 1%)	8.0%
Cash and Other Assets, Less Liabilities	2.6%
Total	100%

Grandeur Peak International Stalwarts Fund

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.72%)
Argentina (1.27%)
Globant SA(a)	115,975	$22,267,200

Australia (2.28%)
Appen, Ltd.	777,088	13,152,825
Kogan.com, Ltd.	749,363	10,229,604
Netwealth Group, Ltd.	1,254,700	16,466,987
		39,849,416

Belgium (2.28%)
Melexis NV	199,592	22,311,854
Warehouses De Pauw CVA	490,387	17,607,547
		39,919,401

Brazil (1.83%)
Fleury SA	103,300	495,978
Locaweb Servicos de Internet SA(b)(c)	496,200	9,349,208
Pagseguro Digital, Ltd., Class A(a)	153,614	7,519,405
Patria Investments, Ltd.(a)	526,277	9,394,045
Raia Drogasil SA	1,138,400	5,180,787
		31,939,423

Britain (19.12%)
Abcam PLC	831,135	18,880,891
B&M European Value Retail SA	8,351,200	61,042,747
boohoo Group PLC(a)	1,392,703	6,438,392
Dechra Pharmaceuticals PLC	1,221,700	60,223,600
Diploma PLC	306,393	9,681,554
Endava PLC, ADR(a)	502,325	39,713,815
Gamma Communications PLC	409,600	9,007,440
Impax Asset Management Group PLC	563,396	6,166,540
Intertek Group PLC	420,675	31,682,261
Sanne Group PLC	3,641,180	27,530,020
Softcat PLC	1,428,285	29,410,074
St. James's Place PLC	2,178,093	34,858,035
		334,635,369

Canada (2.03%)
Gildan Activewear, Inc.	721,584	18,029,019
Ritchie Bros Auctioneers, Inc.	298,224	17,568,376
		35,597,395

China (10.37%)
Baozun, Inc., Sponsored ADR(a)	265,100	10,866,449
CSPC Pharmaceutical Group, Ltd.	9,470,600	9,627,797
Hangzhou Robam Appliances Co., Ltd., Class A	1,450,000	8,614,469
	Shares	Value (Note 2)
China (continued)
Hangzhou Tigermed
Consulting Co., Ltd., Class A	355,650	$9,192,844
Li Ning Co., Ltd.	1,407,000	8,765,342
Silergy Corp.	936,200	87,298,507
Trip.com Group, Ltd., ADR(a)	269,550	8,579,777
WuXi AppTec Co., Ltd., Class H(b)(c)	877,760	20,879,614
Yum China Holdings, Inc.	309,464	17,549,703
		181,374,502

France (3.18%)
Alten SA(a)	219,264	23,086,117
BioMerieux	75,050	11,601,613
Bureau Veritas SA(a)	599,012	15,717,906
Esker SA	19,721	5,252,318
		55,657,954

Germany (4.41%)
Dermapharm Holding SE	296,564	20,895,484
Grand City Properties SA	526,119	13,068,007
MYT Netherlands Parent BV, ADR(a)	10,000	329,200
PATRIZIA AG	705,980	21,507,722
Puma SE(a)	123,122	12,047,880
QIAGEN NV(a)	171,050	9,262,357
		77,110,650

Hong Kong (1.83%)
Techtronic Industries Co., Ltd.	1,315,500	19,651,439
Vitasoy International Holdings, Ltd.	2,861,700	12,454,347
		32,105,786

India (8.97%)
Avenue Supermarts, Ltd.(a)(b)(c)	299,500	10,865,615
Bajaj Finance, Ltd.	239,876	15,503,924
HDFC Asset Management Co., Ltd.(b)(c)	219,979	8,659,036
HDFC Bank, Ltd.(a)	789,291	15,062,501
IndiaMart InterMesh, Ltd.(b)(c)	48,309	5,148,172
Marico, Ltd.	1,372,658	7,809,706
Metropolis Healthcare, Ltd.(b)(c)	650,905	18,381,409
Nippon Life India Asset Management, Ltd.(b)(c)	1,374,846	6,053,567
Titan Co., Ltd.	432,255	8,397,277
WNS Holdings, Ltd., ADR(a)	908,920	61,061,246
		156,942,453

Indonesia (0.44%)
Bank Tabungan Pensiunan Nasional Syariah	32,114,900	7,760,915

Ireland (2.38%)
ICON PLC, ADR(a)	96,175	19,601,427

	Shares	Value (Note 2)
Ireland (continued)
Keywords Studios PLC(a)	588,055	$21,953,624
		41,555,051

Israel (1.41%)
Wix.com, Ltd.(a)	100,200	24,754,410

Italy (1.15%)
GVS SpA(a)(b)(c)	455,497	8,263,874
Interpump Group SpA	264,829	11,877,584
		20,141,458

Japan (10.03%)
BASE, Inc.(a)	81,900	8,371,264
BayCurrent Consulting, Inc.	113,300	17,082,346
Freee KK(a)	82,800	7,019,236
IR Japan Holdings, Ltd.	127,500	21,299,937
M&A Capital Partners Co., Ltd.(a)	299,300	14,687,488
MonotaRO Co., Ltd.	453,500	22,724,208
Nihon M&A Center, Inc.	440,300	25,497,275
Seria Co., Ltd.	626,800	21,825,827
Systena Corp.	1,342,800	25,296,978
Tsuruha Holdings, Inc.	87,500	11,619,184
		175,423,743

Netherlands (2.43%)
Aalberts NV	457,158	20,637,704
Shop Apotheke Europe NV(a)(b)(c)	93,639	21,860,644
		42,498,348

Norway (0.61%)
Nordic Semiconductor ASA(a)	696,792	10,675,626

Philippines (0.48%)
Wilcon Depot, Inc.	23,051,800	8,420,189

Poland (2.12%)
Allegro.eu SA(a)(b)(c)	459,868	9,073,784
Dino Polska SA(a)(b)(c)	399,072	28,025,508
		37,099,292

Singapore (0.52%)
Riverstone Holdings, Ltd./Singapore	8,053,000	9,077,587

South Korea (1.11%)
Douzone Bizon Co., Ltd.	104,500	9,309,879
LEENO Industrial, Inc.	73,428	10,025,095
		19,334,974

Sweden (4.33%)
AddTech AB, Class B	697,100	9,241,343
EQT AB	1,054,600	32,872,834
Nibe Industrier AB, Class B	261,597	8,731,950
Nordnet AB publ(a)	324,121	5,220,814
Sagax AB B	610,304	12,051,832
	Shares	Value (Note 2)
Sweden (continued)
Sweco AB, Class B	459,000	$7,647,506
		75,766,279

Switzerland (1.40%)
Partners Group Holding AG	20,734	24,482,536

Taiwan (2.62%)
ASPEED Technology, Inc.	156,000	11,056,050
momo.com, Inc.	531,000	14,923,186
Voltronic Power Technology Corp.	436,190	19,870,980
		45,850,216

United States (9.00%)
Ashtead Group PLC	248,300	12,461,354
Bank of NT Butterfield & Son, Ltd.	633,532	19,265,708
EPAM Systems, Inc.(a)	178,500	61,480,755
Genpact, Ltd.	674,850	25,833,258
Lululemon Athletica, Inc.(a)	70,280	23,099,630
Monolithic Power Systems, Inc.	43,275	15,375,175
		157,515,880

Vietnam (1.12%)
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	1	1
Vietnam Dairy Products JSC	2,034,652	9,045,721
Vietnam Technological & Commercial Joint Stock Bank(a)	7,584,926	10,489,002
		19,534,724

TOTAL COMMON STOCKS
(Cost $1,184,437,386)		1,727,290,777

TOTAL INVESTMENTS (98.72%)
(Cost $1,184,437,386)		$1,727,290,777

Other Assets In Excess Of Liabilities (1.28%)		22,472,507

NET ASSETS (100.00%)		$1,749,763,284

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021, these securities had a total aggregate market value of $146,560,431, representing 8.38% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2021, the aggregate market value of these securities was $146,560,431, representing 8.38% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2021) (Unaudited)
Technology	32.1%
Consumer	20.2%
Financials	18.3%
Industrials	15.7%
Health Care	12.4%
Cash, Cash Equivalents, & Other Net Assets	1.3%
Total	100%

Industry Composition
IT Services	19.9%
Capital Markets	10.7%
Semiconductors & Semiconductor Equipment	9.0%
Professional Services	6.4%
Pharmaceuticals	5.2%
Multiline Retail	4.7%
Internet & Direct Marketing Retail	4.7%
Textiles, Apparel & Luxury Goods	4.0%
Trading Companies & Distributors	3.4%
Life Sciences Tools & Services	3.4%
Food & Staples Retailing	3.2%
Banks	3.0%
Machinery	3.0%
Software	2.7%
Real Estate Management & Development	2.7%
Health Care Equipment & Supplies	1.7%
Food Products	1.2%
Electrical Equipment	1.1%
Health Care Providers & Services	1.1%
Biotechnology	1.1%
Equity Real Estate Investment Trusts (REITs)	1.0%
Hotels, Restaurants & Leisure	1.0%
Commercial Services & Supplies	1.0%
Other Industries (each less than 1%)	3.8%
Cash and Other Assets, Less Liabilities	1.3%
Total	100%

Grandeur Peak US Stalwarts Fund
PORTFOLIO OF INVESTMENTS
January 31, 2021 (Unaudited)
	Shares	Value (Note 2)
COMMON STOCKS (96.28%)
Argentina (1.45%)
Globant SA(a)	4,850	$931,200

Britain (2.97%)
Endava PLC, ADR(a)	21,175	1,674,096
Oxford Immunotec Global PLC(a)	10,808	236,155
		1,910,251

Canada (1.38%)
Gildan Activewear, Inc.	14,944	373,381
Ritchie Bros Auctioneers, Inc.	8,700	512,517
		885,898

Germany (0.75%)
QIAGEN NV(a)	8,917	482,856

Hong Kong (1.02%)
Techtronic Industries Co., Ltd.	44,000	657,288

India (2.99%)
WNS Holdings, Ltd., ADR(a)	28,650	1,924,707

Ireland (1.49%)
ICON PLC, ADR(a)	4,700	957,907

Israel (1.55%)
Wix.com, Ltd.(a)	4,025	994,376

United States (82.68%)
4imprint Group PLC(a)	14,100	460,586
Array Technologies, Inc.(a)	14,135	576,142
Ashtead Group PLC	8,425	422,823
Bank of Hawaii Corp.	8,991	703,006
Bank of NT Butterfield & Son, Ltd.	30,325	922,183
Blackline, Inc.(a)	8,275	1,072,606
Blackstone Group, Inc., Class A	13,625	915,464
Cardiovascular Systems, Inc.(a)	11,938	537,091
CDW Corp.	3,025	398,272
Chewy, Inc.(a)	3,850	392,007
CoreSite Realty Corp.	5,225	702,449
DexCom, Inc.(a)	900	337,365
EPAM Systems, Inc.(a)	7,075	2,436,841
Equinix, Inc.	1,500	1,109,941
Etsy, Inc.(a)	5,325	1,060,155
Exact Sciences Corp.(a)	6,475	888,111
ExlService Holdings, Inc.(a)	12,275	941,247
Fastenal Co.	24,075	1,097,579
First Hawaiian, Inc.	20,234	470,441
First Republic Bank	17,050	2,472,079
Five Below, Inc.(a)	4,325	760,032
Freshpet, Inc.(a)	1,100	153,241
	Shares	Value (Note 2)
Israel (continued)
Genpact, Ltd.	33,100	$1,267,068
Glacier Bancorp, Inc.	8,050	375,533
Goosehead Insurance, Inc., Class A	8,350	1,115,560
Hamilton Lane, Inc., Class A	10,000	753,700
Heska Corp.(a)	13,150	2,200,783
Houlihan Lokey, Inc.	14,775	958,159
IDEXX Laboratories, Inc.(a)	1,035	495,434
Joint Corp.(a)	14,650	476,565
Kinsale Capital Group, Inc.	5,250	984,690
LeMaitre Vascular, Inc.	22,750	1,093,365
LGI Homes, Inc.(a)	10,725	1,144,465
Littelfuse, Inc.	2,542	618,646
Lululemon Athletica, Inc.(a)	3,030	995,900
Marcus & Millichap, Inc.(a)	8,825	315,317
Medallia, Inc.(a)	11,400	473,100
Medpace Holdings, Inc.(a)	7,300	969,367
Microchip Technology, Inc.	3,350	455,969
Mimecast, Ltd.(a)	10,775	463,972
Monolithic Power Systems, Inc.	2,200	781,638
Morningstar, Inc.	1,350	310,352
MSCI, Inc.	850	336,005
NV5 Global, Inc.(a)	3,400	296,922
Old Dominion Freight Line, Inc.	1,750	339,500
Ollie’s Bargain Outlet Holdings, Inc.(a)	8,222	778,870
Paycom Software, Inc.(a)	2,991	1,135,802
Paylocity Holding Corp.(a)	4,375	820,138
PJT Partners, Inc., Class A	20,375	1,405,670
Pluralsight, Inc., Class A(a)	12,150	252,720
Pool Corp.	3,400	1,204,212
Poshmark, Inc.(a)	4,550	317,499
Power Integrations, Inc.	12,625	1,016,943
PPD, Inc.(a)	24,975	803,196
Qualtrics International, Inc.(a)	12,475	548,900
Qualys, Inc.(a)	13,313	1,843,450
Rapid7, Inc.(a)	4,600	399,372
Rexford Industrial Realty, Inc.	9,950	486,953
Shoals Technologies Group, Inc.(a)	160	5,429
Silicon Laboratories, Inc.(a)	4,453	584,100
SVB Financial Group(a)	1,955	855,860
Systemax, Inc.	32,525	1,249,936
Terreno Realty Corp.	17,499	990,093
TriMas Corp.(a)	12,350	390,878
Ulta Beauty, Inc.(a)	3,425	958,178
WW Grainger, Inc.	2,150	783,439
Zoetis, Inc.	1,841	283,974
		53,167,283

TOTAL COMMON STOCKS
(Cost $50,912,474)		61,911,766

TOTAL INVESTMENTS (96.28%)
(Cost $50,912,474)		$61,911,766

Other Assets In Excess Of Liabilities (3.72%)		2,390,667

NET ASSETS (100.00%)		$64,302,433

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund’s geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2021) (Unaudited)
Technology	33.5%
Financials	25.2%
Health Care	15.2%
Consumer	12.6%
Industrials	9.8%
Cash, Cash Equivalents, & Other Net Assets	3.7%
Total	100%

Industry Composition
IT Services	15.8%
Software	10.9%
Banks	9.0%
Health Care Equipment & Supplies	7.6%
Capital Markets	7.3%
Trading Companies & Distributors	5.5%
Equity Real Estate Investment Trusts (REITs)	5.1%
Life Sciences Tools & Services	5.0%
Semiconductors & Semiconductor Equipment	4.4%
Insurance	3.3%
Internet & Direct Marketing Retail	2.8%
Specialty Retail	2.7%
Textiles, Apparel & Luxury Goods	2.1%
Distributors	1.9%
Household Durables	1.8%
Machinery	1.6%
Electronic Equipment, Instruments & Components	1.6%
Biotechnology	1.4%
Multiline Retail	1.2%
Other Industries (each less than 1%)	5.3%
Cash and Other Assets, Less Liabilities	3.7%
Total	100%

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2021 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2021, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak US Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Micro Cap Fund and Grandeur Peak US Stalwarts Fund) and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolios of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Portfolio of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolios of Investments.

Investment Valuation: The Funds generally value their securities, including short positions, based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board” and the “Trustees”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Corporate Bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Grandeur Peak Global Advisors, LLC (the “Adviser”) believes that they are unreliable, Securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2021 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of January 31, 2021:

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2021 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks
China	$25,392,075	$97,805,239	$–	$123,197,314
Georgia	1,285,105	6,901,676	–	8,186,781
Greece	6,644,524	4,105,782	–	10,750,306
Hong Kong	–	15,202,431	219,818	15,422,249
India	13,469,590	76,895,115	–	90,364,705
Indonesia	2,125,760	14,870,612	–	16,996,372
Kenya	–	3,604,692	–	3,604,692
Malaysia	–	859,208	–	859,208
Philippines	2,956,515	14,908,086	–	17,864,601
Poland	2,072,850	19,835,227	–	21,908,077
Russia	8,314,110	2,654,408	–	10,968,518
Singapore	–	4,376,360	–	4,376,360
South Africa	3,846,846	10,550,559	–	14,397,405
South Korea	–	41,349,909	–	41,349,909
Taiwan	–	52,133,449	–	52,133,449
Thailand	–	8,076,926	–	8,076,926
Turkey	–	956,699	–	956,699
United States	9,716,167	5,646,948	–	15,363,115
Vietnam	–	22,337,752	–	22,337,752
Other*	79,068,793	–	–	79,068,793
Total	$154,892,335	$403,071,078	$219,818	$558,183,231

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2021 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Contrarian Fund
Common Stocks
Australia	$–	$1,070,846	$–	$1,070,846
Austria	–	157,666	–	157,666
Britain	1,291,010	1,482,931	–	2,773,941
China	–	1,007,686	–	1,007,686
France	–	1,427,254	–	1,427,254
Georgia	–	275,557	–	275,557
Germany	231,929	618,246	–	850,175
Greece	234,689	377,108	–	611,797
Hong Kong	–	632,385	21,514	653,899
India	261,600	1,311,898	–	1,573,498
Indonesia	–	712,451	–	712,451
Italy	239,082	312,512	–	551,594
Japan	–	4,577,158	–	4,577,158
Netherlands	–	254,745	–	254,745
New Zealand	–	262,947	–	262,947
Norway	–	248,883	–	248,883
Oman	–	233,750	–	233,750
Philippines	118,987	324,887	–	443,874
Singapore	–	501,392	–	501,392
South Korea	–	294,567	–	294,567
Sweden	–	171,118	–	171,118
Taiwan	–	1,619,500	–	1,619,500
United Arab Emirates	–	316,822	–	316,822
United States	4,611,134	554,857	–	5,165,991
Vietnam	–	1,411,097	–	1,411,097
Other*	3,397,499	–	–	3,397,499
Total	$10,385,930	$20,158,263	$21,514	$30,565,707

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2021 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks
Australia	$–	$3,581,756	$–	$3,581,756
Britain	3,314,375	3,242,476	–	6,556,851
China	295,341	773,830	–	1,069,171
Finland	–	1,405,912	–	1,405,912
France	195,685	1,972,803	–	2,168,488
Georgia	–	183,419	–	183,419
Germany	377,718	3,041,619	–	3,419,337
Greece	1,282,764	675,507	–	1,958,271
Hong Kong	–	377,278	17,308	394,586
India	–	4,429,609	–	4,429,609
Indonesia	372,578	461,600	–	834,178
Israel	–	173,747	–	173,747
Italy	–	317,301	–	317,301
Japan	287,937	7,163,582	–	7,451,519
Netherlands	–	397,343	–	397,343
New Zealand	–	234,397	–	234,397
Norway	221,362	994,749	–	1,216,111
Oman	–	188,488	–	188,488
Philippines	141,353	602,573	–	743,926
Poland	–	374,690	–	374,690
Singapore	–	387,316	–	387,316
South Korea	–	1,052,291	–	1,052,291
Sweden	2,488,262	1,208,174	–	3,696,436
Taiwan	–	2,182,438	–	2,182,438
Thailand	–	452,294	–	452,294
United States	6,165,770	604,250	–	6,770,020
Vietnam	–	361,958	–	361,958
Other*	2,078,579	–	–	2,078,579
Total	$17,221,724	$36,841,400	$17,308	$54,080,432

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2021 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities Fund
Common Stocks
Australia	$–	$7,721,552	$–	$7,721,552
Belgium	3,576,435	9,804,755	–	13,381,190
Britain	40,891,357	103,341,429	–	144,232,786
China	6,123,983	52,885,898	–	59,009,881
Finland	–	8,635,274	–	8,635,274
France	7,015,769	33,528,268	–	40,544,037
Georgia	2,071,387	3,294,514	–	5,365,901
Germany	34,217,523	31,189,000	–	65,406,523
Hong Kong	–	3,198,219	93,832	3,292,051
India	12,117,660	28,035,988	–	40,153,648
Indonesia	2,738,544	6,764,313	–	9,502,857
Ireland	11,482,867	7,513,971	–	18,996,838
Italy	2,114,350	11,139,360	–	13,253,710
Japan	–	79,500,661	–	79,500,661
Netherlands	–	19,879,480	–	19,879,480
New Zealand	–	–	1	1
Norway	–	7,953,514	–	7,953,514
Philippines	437,082	6,540,981	–	6,978,063
Poland	–	7,574,708	–	7,574,708
Singapore	–	5,566,264	–	5,566,264
South Korea	–	13,774,665	–	13,774,665
Sweden	8,101,438	12,772,529	–	20,873,967
Switzerland	–	3,365,256	–	3,365,256
Taiwan	–	20,469,786	–	20,469,786
Turkey	–	234,721	–	234,721
United States	209,310,844	5,323,036	–	214,633,880
Vietnam	–	12,311,832	–	12,311,832
Other*	62,182,158	–	–	62,182,158
Preferred Stocks*	–	–	2,863,443	2,863,443
Total	$402,381,397	$502,319,974	$2,957,276	$907,658,647

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2021 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach Fund
Common Stocks
Australia	$–	$9,977,901	$–	$9,977,901
Austria	–	889,689	–	889,689
Belgium	–	1,797,533	–	1,797,533
Britain	16,657,126	28,488,730	–	45,145,856
China	3,100,367	13,323,629	–	16,423,996
Finland	–	2,361,666	–	2,361,666
France	1,247,720	10,012,013	–	11,259,733
Germany	5,181,153	9,713,361	–	14,894,514
Greece	2,190,810	494,602	–	2,685,412
Hong Kong	–	4,953,691	98,051	5,051,742
India	4,002,141	12,379,472	–	16,381,613
Indonesia	1,229,547	3,544,308	–	4,773,855
Ireland	3,437,572	1,475,347	–	4,912,919
Israel	3,286,259	359,477	–	3,645,736
Italy	318,166	2,432,014	–	2,750,180
Japan	526,230	21,843,619	–	22,369,849
Netherlands	–	4,168,345	–	4,168,345
New Zealand	–	1,527,585	1	1,527,586
Norway	1,401,939	2,833,335	–	4,235,274
Oman	–	1,076,810	–	1,076,810
Philippines	757,463	3,498,071	–	4,255,534
Poland	–	4,162,631	–	4,162,631
Singapore	–	600,025	–	600,025
South Africa	703,471	1,209,073	–	1,912,544
South Korea	–	3,661,357	–	3,661,357
Spain	–	–	–	–
Sweden	4,944,018	8,382,538	–	13,326,556
Switzerland	–	1,401,600	–	1,401,600
Taiwan	–	8,126,503	–	8,126,503
Thailand	–	440,279	–	440,279
United Arab Emirates	–	657,594	–	657,594
United States	89,022,694	3,521,588	–	92,544,282
Vietnam	–	4,722,571	–	4,722,571
Other*	22,345,413	–	–	22,345,413
Preferred Stocks*	–	–	1,358,032	1,358,032
Total	$160,352,089	$174,036,957	$1,456,084	$335,845,130

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2021 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks
Australia	$–	$5,100,317	$–	$5,100,317
Belgium	–	4,665,793	–	4,665,793
Britain	9,304,826	32,377,755	–	41,682,581
China	4,035,707	18,418,738	–	22,454,445
France	–	6,787,092	–	6,787,092
Germany	4,015,241	3,476,073	–	7,491,314
Hong Kong	–	3,810,507	–	3,810,507
India	8,372,442	12,364,987	–	20,737,429
Indonesia	–	953,884	–	953,884
Ireland	2,175,672	3,083,934	–	5,259,606
Italy	1,033,944	1,170,226	–	2,204,170
Japan	–	21,057,638	–	21,057,638
Netherlands	–	4,855,353	–	4,855,353
Philippines	–	1,068,203	–	1,068,203
Poland	1,120,875	3,213,082	–	4,333,957
Singapore	–	972,462	–	972,462
South Korea	–	2,654,439	–	2,654,439
Sweden	636,879	7,838,173	–	8,475,052
Switzerland	–	2,679,217	–	2,679,217
Taiwan	–	5,446,485	–	5,446,485
United States	118,736,642	1,656,161	–	120,392,803
Vietnam	–	2,725,171	–	2,725,171
Other*	13,472,098	–	–	13,472,098
Preferred Stocks*	–	–	718,883	718,883
Total	$162,904,326	$146,375,690	$718,883	$309,998,899

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2021 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities Fund
Common Stocks
Australia	$–	$26,807,128	$–	$26,807,128
Belgium	–	9,459,972	–	9,459,972
Britain	33,899,113	107,952,679	–	141,851,792
China	5,825,762	56,899,023	–	62,724,785
Finland	–	8,071,583	–	8,071,583
France	6,611,774	34,796,694	–	41,408,468
Georgia	1,128,268	4,069,039	–	5,197,307
Germany	29,929,601	36,869,039	–	66,798,640
Hong Kong	–	7,502,076	80,057	7,582,133
India	14,913,960	37,573,109	–	52,487,069
Indonesia	3,000,507	8,711,637	–	11,712,144
Ireland	18,105,741	6,568,522	–	24,674,263
Italy	2,294,687	12,979,830	–	15,274,517
Japan	–	115,081,543	–	115,081,543
Malaysia	–	860,177	–	860,177
Netherlands	–	17,823,979	–	17,823,979
New Zealand	–	–	1	1
Norway	–	16,763,524	–	16,763,524
Philippines	1,296,528	8,252,952	–	9,549,480
Poland	–	8,106,349	–	8,106,349
Singapore	–	7,760,757	–	7,760,757
South Korea	–	23,195,256	–	23,195,256
Sweden	8,094,207	12,839,183	–	20,933,390
Taiwan	–	19,399,087	–	19,399,087
United States	37,043,832	5,763,712	–	42,807,544
Vietnam	–	10,531,262	–	10,531,262
Other*	71,607,578	–	–	71,607,578
Total	$233,751,558	$604,638,112	$80,058	$838,469,728

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2021 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Stalwarts Fund
Common Stocks
Australia	$–	$39,849,416	$–	$39,849,416
Belgium	–	39,919,401	–	39,919,401
Britain	67,602,146	267,033,223	–	334,635,369
China	36,995,929	144,378,573	–	181,374,502
France	–	55,657,954	–	55,657,954
Germany	30,487,041	46,623,609	–	77,110,650
Hong Kong	–	32,105,786	–	32,105,786
India	61,061,246	95,881,207	–	156,942,453
Indonesia	–	7,760,915	–	7,760,915
Ireland	19,601,427	21,953,624	–	41,555,051
Italy	8,263,874	11,877,584	–	20,141,458
Japan	–	175,423,743	–	175,423,743
Netherlands	–	42,498,348	–	42,498,348
Norway	–	10,675,626	–	10,675,626
Philippines	–	8,420,189	–	8,420,189
Poland	9,073,784	28,025,508	–	37,099,292
Singapore	–	9,077,587	–	9,077,587
South Korea	–	19,334,974	–	19,334,974
Sweden	5,220,814	70,545,465	–	75,766,279
Switzerland	–	24,482,536	–	24,482,536
Taiwan	–	45,850,216	–	45,850,216
United States	145,054,526	12,461,354	–	157,515,880
Vietnam	–	19,534,724	–	19,534,724
Other*	114,558,428	–	–	114,558,428
Total	$497,919,215	$1,229,371,562	$–	$1,727,290,777

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2021 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak US Stalwarts Fund
Common Stocks
Hong Kong	$–	$657,288	$–	$657,288
United States	52,283,874	883,409	–	53,167,283
Other*	8,087,195	–	–	8,087,195
Total	$60,371,069	$1,540,697	$–	$61,911,766

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Emerging Markets Opportunities Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2020	$7,060	$-	$7,060
Accrued Discount/Premium	-	-	-
Return of Capital	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	(21,467)	-	(21,467)
Purchases	234,225	-	234,225
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of January 31, 2021	$219,818	$-	$219,818
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2021	$(14,407)	$-	$(14,407)

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2021 (Unaudited)

Grandeur Peak Global Contrarian Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2020	$-	$-	$-
Accrued Discount/Premium	-	-	-
Return of Capital	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	847	-	847
Purchases	20,667	-	20,667
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of January 31, 2021	$21,514	$-	$21,514
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2021	$847	$-	$847

Grandeur Peak Global Reach Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2020	$-	$959,285	$959,285
Accrued Discount/Premium	-	-	-
Return of Capital	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	164	398,747	398,911
Purchases	97,888	-	97,888
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of January 31, 2021	$98,052	$1,358,032	$1,456,084
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2021	$164	$455,955	$446,119

Grandeur Peak Global Stalwarts Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2020	$-	$507,803	$507,803
Accrued Discount/Premium	-	-	-
Return of Capital	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	-	211,080	211,080
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of January 31, 2021	$-	$718,883	$718,883
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2021	$-	$236,069	$236,069

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2021 (Unaudited)

Grandeur Peak International Opportunities Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2020	$1	$-	$1
Accrued Discount/Premium	-	-	-
Return of Capital	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	9,911	-	9,911
Purchases	70,146	-	70,146
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of January 31, 2021	$80,058	$-	$80,058
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2021	$9,911	$-	$9,911

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Short Sales: The Funds may make short sales of securities consistent with their strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2021 (Unaudited)

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction. As of January 31, 2021, the Funds did not hold any securities sold short.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.